UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3329

Variable Insurance Products Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Equity-Income Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.5	3.9
Procter & Gamble Co.(a)	3.9	3.5
JPMorgan Chase & Co.	3.4	3.4
General Electric Co.	3.0	4.2
Johnson & Johnson	2.9	5.7
United Parcel Service, Inc. Class B	2.7	2.4
Cisco Systems, Inc.	2.6	2.0
Verizon Communications, Inc.	2.3	2.0
Exelon Corp.	2.0	1.5
Medtronic PLC	1.9	1.4
	29.2

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.3	24.9
Energy	12.6	9.9
Industrials	12.1	12.1
Information Technology	11.2	11.4
Health Care	9.5	11.4

Asset Allocation (% of fund's net assets)

As of June 30, 2016 *,**
Stocks	96.3%
Bonds	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 10.1%

 ** Written options - (0.1)%

As of December 31, 2015*,**
Stocks	97.7%
Bonds	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%
Other Investments	0.1%

 * Written options - (0.1)%

 ** Foreign investments - 9.0%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 1.4%
Ford Motor Co.	1,870,900	$23,517,213
General Motors Co.	1,878,200	53,153,060
		76,670,273
Hotels, Restaurants & Leisure - 0.7%
Dunkin' Brands Group, Inc.	634,400	27,672,528
Whitbread PLC	197,730	9,251,643
		36,924,171
Household Durables - 0.8%
M.D.C. Holdings, Inc.	676,900	16,475,746
Tupperware Brands Corp.	412,900	23,238,012
		39,713,758
Leisure Products - 1.2%
Mattel, Inc.	1,082,700	33,877,683
New Academy Holding Co. LLC unit (a)(b)	127,200	15,989,040
Polaris Industries, Inc. (c)	162,200	13,261,472
		63,128,195
Media - 1.2%
Comcast Corp. Class A	830,643	54,149,617
Time Warner, Inc.	165,000	12,134,100
		66,283,717
Multiline Retail - 1.8%
Kohl's Corp. (c)	439,275	16,657,308
Macy's, Inc.	598,800	20,125,668
Target Corp.	889,660	62,116,061
		98,899,037
Specialty Retail - 0.5%
Foot Locker, Inc.	211,000	11,575,460
GNC Holdings, Inc.	442,456	10,747,256
L Brands, Inc.	52,400	3,517,612
Stage Stores, Inc. (c)	629,100	3,070,008
		28,910,336

TOTAL CONSUMER DISCRETIONARY		410,529,487

CONSUMER STAPLES - 9.1%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	59,700	6,037,461
The Coca-Cola Co.	395,900	17,946,147
		23,983,608
Food & Staples Retailing - 3.4%
CVS Health Corp.	1,008,500	96,553,790
Wal-Mart Stores, Inc.	515,178	37,618,298
Walgreens Boots Alliance, Inc.	461,707	38,446,342
Whole Foods Market, Inc.	314,400	10,067,088
		182,685,518
Food Products - 1.2%
B&G Foods, Inc. Class A	405,313	19,536,087
Flowers Foods, Inc.	88,600	1,661,250
Sanderson Farms, Inc. (c)	76,900	6,662,616
The Hain Celestial Group, Inc. (d)	83,100	4,134,225
The Hershey Co.	307,500	34,898,175
		66,892,353
Household Products - 3.9%
Procter & Gamble Co. (e)	2,457,919	208,112,002
Personal Products - 0.2%
Avon Products, Inc.	2,124,600	8,030,988

TOTAL CONSUMER STAPLES		489,704,469

ENERGY - 12.5%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	296,500	13,381,045
Halliburton Co.	359,900	16,299,871
National Oilwell Varco, Inc.	95,206	3,203,682
Oceaneering International, Inc.	167,600	5,004,536
Schlumberger Ltd.	261,900	20,711,052
		58,600,186
Oil, Gas & Consumable Fuels - 11.4%
Anadarko Petroleum Corp.	351,186	18,700,655
Apache Corp.	712,768	39,679,795
Avance Gas Holding Ltd. (c)	216,143	680,645
BW LPG Ltd.	163,186	622,010
Cameco Corp. (c)	318,700	3,500,409
Chevron Corp.	2,319,180	243,119,634
ConocoPhillips Co.	243,200	10,603,520
CONSOL Energy, Inc. (c)	996,135	16,027,812
Energy Transfer Equity LP	841,300	12,089,481
Golar LNG Ltd.	176,700	2,738,850
Imperial Oil Ltd.	120,300	3,806,544
Kinder Morgan, Inc.	1,616,600	30,262,752
Legacy Reserves LP	1,295,801	2,099,198
MPLX LP	678,157	22,806,420
Noble Energy, Inc.	117,400	4,211,138
Suncor Energy, Inc.	2,021,100	56,067,359
The Williams Companies, Inc.	3,317,149	71,749,933
Williams Partners LP	2,182,856	75,614,132
		614,380,287

TOTAL ENERGY		672,980,473

FINANCIALS - 23.2%
Banks - 11.9%
Bank of America Corp.	5,776,000	76,647,520
Comerica, Inc.	734,748	30,220,185
First Niagara Financial Group, Inc.	2,040,314	19,872,658
FirstMerit Corp.	762,921	15,464,409
Huntington Bancshares, Inc.	240,100	2,146,494
JPMorgan Chase & Co.	2,981,764	185,286,815
KeyCorp	1,762,400	19,474,520
Lloyds Banking Group PLC	4,385,500	3,176,379
M&T Bank Corp.	677,591	80,111,584
Prosperity Bancshares, Inc.	74,300	3,788,557
Regions Financial Corp.	3,772,700	32,105,677
Standard Chartered PLC (United Kingdom)	1,026,935	7,791,332
SunTrust Banks, Inc.	1,060,000	43,544,800
U.S. Bancorp	1,260,738	50,845,564
Wells Fargo & Co.	1,537,686	72,778,678
		643,255,172
Capital Markets - 4.5%
Apollo Global Management LLC Class A	195,900	2,967,885
Apollo Investment Corp.	1,928,247	10,682,488
Ares Capital Corp. (c)	803,095	11,403,949
Ares Management LP	275,503	3,881,837
KKR & Co. LP	4,564,021	56,320,019
Morgan Stanley	838,975	21,796,571
State Street Corp.	984,502	53,084,348
The Blackstone Group LP	3,181,126	78,064,832
TPG Specialty Lending, Inc.	247,431	4,109,829
		242,311,758
Insurance - 4.1%
Chubb Ltd.	693,971	90,708,949
Marsh & McLennan Companies, Inc.	226,200	15,485,652
MetLife, Inc.	1,984,870	79,057,372
Prudential Financial, Inc.	466,462	33,277,399
		218,529,372
Real Estate Investment Trusts - 2.6%
American Capital Agency Corp.	489,748	9,706,805
American Tower Corp.	66,600	7,566,426
Annaly Capital Management, Inc.	941,909	10,426,933
Cousins Properties, Inc.	917,700	9,544,080
Crown Castle International Corp.	269,500	27,335,385
Duke Realty LP	696,100	18,558,026
First Potomac Realty Trust	1,163,557	10,704,724
Piedmont Office Realty Trust, Inc. Class A	673,524	14,507,707
Public Storage	39,600	10,121,364
Sabra Health Care REIT, Inc.	180,800	3,730,808
Two Harbors Investment Corp.	815,534	6,980,971
Ventas, Inc.	163,990	11,941,752
		141,124,981
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	559,708	5,832,157

TOTAL FINANCIALS		1,251,053,440

HEALTH CARE - 9.4%
Biotechnology - 1.4%
AbbVie, Inc.	447,700	27,717,107
Amgen, Inc.	179,971	27,382,588
Gilead Sciences, Inc.	246,300	20,546,346
		75,646,041
Health Care Equipment & Supplies - 2.4%
Dentsply Sirona, Inc.	201,000	12,470,040
Medtronic PLC	1,163,152	100,926,699
St. Jude Medical, Inc.	203,846	15,899,988
		129,296,727
Health Care Providers & Services - 0.0%
HealthSouth Corp. warrants 1/17/17 (d)	191	323
Pharmaceuticals - 5.6%
Astellas Pharma, Inc.	184,300	2,890,256
GlaxoSmithKline PLC	2,510,100	53,904,424
Johnson & Johnson	1,272,568	154,362,498
Merck & Co., Inc.	525,300	30,262,533
Pfizer, Inc.	645,212	22,717,915
Sanofi SA	198,692	16,507,874
Teva Pharmaceutical Industries Ltd. sponsored ADR	422,300	21,212,129
		301,857,629

TOTAL HEALTH CARE		506,800,720

INDUSTRIALS - 12.1%
Aerospace & Defense - 3.2%
General Dynamics Corp.	213,500	29,727,740
Raytheon Co.	238,200	32,383,290
The Boeing Co.	298,400	38,753,208
United Technologies Corp.	718,271	73,658,691
		174,522,929
Air Freight & Logistics - 3.2%
C.H. Robinson Worldwide, Inc.	97,028	7,204,329
PostNL NV (d)	4,812,100	19,629,849
United Parcel Service, Inc. Class B	1,378,937	148,539,094
		175,373,272
Airlines - 0.2%
Copa Holdings SA Class A	189,000	9,877,140
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	631,000	26,337,940
Republic Services, Inc.	77,226	3,962,466
Waste Connection, Inc. (Canada)	89,318	6,452,991
		36,753,397
Construction & Engineering - 0.0%
Koninklijke Boskalis Westminster NV	12,900	440,182
Electrical Equipment - 1.4%
Eaton Corp. PLC	561,700	33,550,341
Emerson Electric Co.	810,803	42,291,484
		75,841,825
Industrial Conglomerates - 3.0%
General Electric Co.	5,141,147	161,843,308
Machinery - 0.3%
Allison Transmission Holdings, Inc.	175,800	4,962,834
Cummins, Inc.	67,700	7,612,188
Deere & Co.	34,000	2,755,360
		15,330,382
Road & Rail - 0.1%
Norfolk Southern Corp.	63,800	5,431,294

TOTAL INDUSTRIALS		655,413,729

INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 2.6%
Cisco Systems, Inc.	4,922,631	141,230,283
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	257,761	14,720,731
Internet Software & Services - 0.3%
Yahoo!, Inc. (d)	428,500	16,094,460
IT Services - 2.2%
First Data Corp. (f)	2,006,096	22,207,483
First Data Corp. Class A (d)	252,300	2,792,961
IBM Corp.	403,023	61,170,831
Paychex, Inc. (e)	529,269	31,491,506
		117,662,781
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc. (e)	1,874,300	44,926,971
Maxim Integrated Products, Inc.	668,400	23,855,196
Qualcomm, Inc.	1,444,139	77,362,526
		146,144,693
Software - 0.7%
Microsoft Corp.	725,624	37,130,180
SS&C Technologies Holdings, Inc.	87,200	2,448,576
		39,578,756
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	409,500	39,148,200
EMC Corp.	2,666,700	72,454,239
Seagate Technology LLC	232,700	5,668,572
		117,271,011

TOTAL INFORMATION TECHNOLOGY		592,702,715

MATERIALS - 1.8%
Chemicals - 1.2%
LyondellBasell Industries NV Class A	251,000	18,679,420
Potash Corp. of Saskatchewan, Inc.	886,000	14,401,486
Syngenta AG sponsored ADR	11,300	867,727
The Dow Chemical Co.	626,700	31,153,257
Tronox Ltd. Class A	451,800	1,992,438
		67,094,328
Containers & Packaging - 0.6%
Packaging Corp. of America	216,800	14,510,424
WestRock Co.	446,400	17,351,568
		31,861,992

TOTAL MATERIALS		98,956,320

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	2,157,693	93,233,915
Verizon Communications, Inc.	2,198,559	122,767,535
		216,001,450
Wireless Telecommunication Services - 0.1%
KDDI Corp.	238,000	7,237,517

TOTAL TELECOMMUNICATION SERVICES		223,238,967

UTILITIES - 5.3%
Electric Utilities - 4.8%
American Electric Power Co., Inc.	205,471	14,401,462
Entergy Corp.	347,700	28,285,395
Exelon Corp.	2,997,600	108,992,736
FirstEnergy Corp.	146,000	5,096,860
NextEra Energy, Inc.	22,683	2,957,863
PPL Corp.	648,200	24,469,550
Southern Co. (e)	1,238,277	66,408,796
Xcel Energy, Inc.	220,400	9,869,512
		260,482,174
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	1,030,100	24,722,400

TOTAL UTILITIES		285,204,574

TOTAL COMMON STOCKS
(Cost $4,474,757,648)		5,186,584,894

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
AmSurg Corp. Series A-1, 5.25%	6,750	974,025
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	3,140	2,617,567
Teva Pharmaceutical Industries Ltd. 7%	1,310	1,092,907
		3,710,474

TOTAL HEALTH CARE		4,684,499

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	35,285	2,596,623
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	26,500	1,641,675
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS	41,700	2,176,219

TOTAL UTILITIES		3,817,894

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $11,058,503)		11,099,016
	Principal Amount	Value

Corporate Bonds - 0.5%
Convertible Bonds - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	1,383,000	1,316,007
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	7,280,000	5,487,300
		6,803,307
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20	4,600,000	4,769,625
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	3,220,000	2,865,800
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV 1% 12/1/19	2,320,000	2,521,550
TOTAL INFORMATION TECHNOLOGY		10,156,975

TOTAL CONVERTIBLE BONDS		16,960,282

Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (f)	2,720,000	2,655,400
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	2,625,000	2,782,500
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (f)	2,155,000	1,729,388
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (g)	5,250,000	525
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.375% 11/1/22	1,810,000	1,746,650

TOTAL NONCONVERTIBLE BONDS		8,914,463

TOTAL CORPORATE BONDS
(Cost $32,031,493)		25,874,745
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.43% (h)	162,095,069	162,095,069
Fidelity Securities Lending Cash Central Fund, 0.46% (h)(i)	40,777,160	40,777,160
TOTAL MONEY MARKET FUNDS
(Cost $202,872,229)		202,872,229
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $4,720,719,873)		5,426,430,884
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(30,917,445)
NET ASSETS - 100%		$5,395,513,439

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Applied Materials, Inc.	7/15/16 - $22.00	9,516	$584,509	$(1,917,474)
Paychex, Inc.	9/16/16 - $55.00	2,524	195,025	(1,198,900)
Procter & Gamble Co.	7/15/16 - $85.00	7,751	170,518	(457,309)
Southern Co.	8/19/16 - $52.50	8,600	250,512	(1,509,300)
TOTAL WRITTEN OPTIONS			$1,200,564	$(5,082,983)

Legend

 (a) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,989,040 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Non-income producing

 (e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $149,577,169.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,862,071 or 0.6% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$341,370
Fidelity Securities Lending Cash Central Fund	483,072
Total	$824,442

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$410,529,487	$385,288,804	$9,251,643	$15,989,040
Consumer Staples	489,704,469	489,704,469	--	--
Energy	672,980,473	671,677,818	1,302,655	--
Financials	1,251,053,440	1,240,085,729	10,967,711	--
Health Care	511,485,219	437,089,758	74,395,461	--
Industrials	655,413,729	635,343,698	20,070,031	--
Information Technology	592,702,715	592,702,715	--	--
Materials	98,956,320	98,956,320	--	--
Telecommunication Services	225,835,590	218,598,073	7,237,517	--
Utilities	289,022,468	286,846,249	2,176,219	--
Corporate Bonds	25,874,745	--	25,874,745	--
Money Market Funds	202,872,229	202,872,229	--	--
Total Investments in Securities:	$5,426,430,884	$5,259,165,862	$151,275,982	$15,989,040
Derivative Instruments:
Liabilities
Written Options	$(5,082,983)	$(5,082,983)	$--	$--
Total Liabilities	$(5,082,983)	$(5,082,983)	$--	$--
Total Derivative Instruments:	$(5,082,983)	$(5,082,983)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(5,082,983)
Total Equity Risk	0	(5,082,983)
Total Value of Derivatives	$0	$(5,082,983)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
Ireland	2.7%
Switzerland	2.0%
Canada	1.6%
United Kingdom	1.4%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,280,900) — See accompanying schedule: Unaffiliated issuers (cost $4,517,847,644)	$5,223,558,655
Fidelity Central Funds (cost $202,872,229)	202,872,229
Total Investments (cost $4,720,719,873)		$5,426,430,884
Receivable for investments sold		11,601,001
Receivable for fund shares sold		1,581,511
Dividends receivable		7,698,600
Interest receivable		276,913
Distributions receivable from Fidelity Central Funds		117,595
Other receivables		420,069
Total assets		5,448,126,573
Liabilities
Payable for fund shares redeemed	$3,589,834
Accrued management fee	2,010,226
Distribution and service plan fees payable	308,623
Written options, at value (premium received $1,200,564)	5,082,983
Other affiliated payables	414,234
Other payables and accrued expenses	430,074
Collateral on securities loaned, at value	40,777,160
Total liabilities		52,613,134
Net Assets		$5,395,513,439
Net Assets consist of:
Paid in capital		$4,616,137,568
Undistributed net investment income		50,628,197
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,987,779
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		701,759,895
Net Assets		$5,395,513,439
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,361,138,632 ÷ 166,897,861 shares)		$20.14
Service Class:
Net Asset Value, offering price and redemption price per share ($308,254,190 ÷ 15,386,203 shares)		$20.03
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,361,222,293 ÷ 69,200,482 shares)		$19.67
Investor Class:
Net Asset Value, offering price and redemption price per share ($364,898,324 ÷ 18,208,182 shares)		$20.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$80,496,151
Interest		494,821
Income from Fidelity Central Funds		824,442
Total income		81,815,414
Expenses
Management fee	$11,697,679
Transfer agent fees	1,856,706
Distribution and service plan fees	1,796,248
Accounting and security lending fees	550,103
Custodian fees and expenses	40,614
Independent trustees' fees and expenses	11,623
Depreciation in deferred trustee compensation account	(56)
Audit	50,008
Legal	4,612
Miscellaneous	23,493
Total expenses before reductions	16,031,030
Expense reductions	(91,099)	15,939,931
Net investment income (loss)		65,875,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,148,384
Foreign currency transactions	9,999
Written options	5,818,419
Total net realized gain (loss)		24,976,802
Change in net unrealized appreciation (depreciation) on: Investment securities	201,162,622
Assets and liabilities in foreign currencies	(42,691)
Written options	(4,520,685)
Total change in net unrealized appreciation (depreciation)		196,599,246
Net gain (loss)		221,576,048
Net increase (decrease) in net assets resulting from operations		$287,451,531

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,875,483	$161,804,801
Net realized gain (loss)	24,976,802	386,055,726
Change in net unrealized appreciation (depreciation)	196,599,246	(778,237,899)
Net increase (decrease) in net assets resulting from operations	287,451,531	(230,377,372)
Distributions to shareholders from net investment income	–	(173,549,033)
Distributions to shareholders from net realized gain	(326,837,561)	(562,610,777)
Total distributions	(326,837,561)	(736,159,810)
Share transactions - net increase (decrease)	188,054,046	(79,940,029)
Redemption fees	–	3,144
Total increase (decrease) in net assets	148,668,016	(1,046,474,067)
Net Assets
Beginning of period	5,246,845,423	6,293,319,490
End of period	$5,395,513,439	$5,246,845,423
Other Information
Undistributed net investment income end of period	$50,628,197	$–
Distributions in excess of net investment income end of period	$–	$(15,247,286)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Equity-Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$24.30	$23.29	$19.94	$18.69	$19.02
Income from Investment Operations
Net investment income (loss)A	.25	.63	.71B	.56	.59	.48
Net realized and unrealized gain (loss)	.68	(1.57)C	1.35	4.96	2.59	(.31)
Total from investment operations	.93	(.94)	2.06	5.52	3.18	.17
Distributions from net investment income	–	(.71)	(.71)	(.60)	(.63)D	(.50)
Distributions from net realized gain	(1.25)	(2.19)	(.34)	(1.57)	(1.30)D	–
Total distributions	(1.25)	(2.90)	(1.05)	(2.17)	(1.93)	(.50)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$20.14	$20.46	$24.30	$23.29	$19.94	$18.69
Total ReturnF,G,H	5.47%	(4.08)%C	8.85%	28.15%	17.31%	.97%
Ratios to Average Net AssetsI,J
Expenses before reductions	.54%K	.54%	.54%	.55%	.55%	.56%
Expenses net of fee waivers, if any	.54%K	.54%	.54%	.54%	.55%	.55%
Expenses net of all reductions	.54%K	.53%	.54%	.54%	.54%	.54%
Net investment income (loss)	2.60%K	2.85%	2.94%B	2.43%	2.94%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$3,361,139	$3,238,580	$3,817,228	$3,947,728	$3,461,083	$3,345,762
Portfolio turnover rateL	33%K	46%	40%	32%	48%	96%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.18)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Equity-Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.37	$24.20	$23.20	$19.87	$18.63	$18.96
Income from Investment Operations
Net investment income (loss)A	.24	.61	.69B	.53	.57	.46
Net realized and unrealized gain (loss)	.67	(1.56)C	1.34	4.94	2.57	(.31)
Total from investment operations	.91	(.95)	2.03	5.47	3.14	.15
Distributions from net investment income	–	(.69)	(.68)	(.57)	(.60)D	(.48)
Distributions from net realized gain	(1.25)	(2.19)	(.34)	(1.57)	(1.30)D	–
Total distributions	(1.25)	(2.88)	(1.03)E	(2.14)	(1.90)	(.48)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$20.03	$20.37	$24.20	$23.20	$19.87	$18.63
Total ReturnG,H,I	5.39%	(4.17)%C	8.74%	28.01%	17.19%	.86%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.64%L	.64%	.64%	.65%	.65%	.66%
Expenses net of fee waivers, if any	.64%L	.64%	.64%	.64%	.65%	.66%
Expenses net of all reductions	.64%L	.63%	.64%	.64%	.64%	.64%
Net investment income (loss)	2.50%L	2.75%	2.84%B	2.33%	2.84%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$308,254	$309,669	$369,024	$391,896	$350,493	$347,999
Portfolio turnover rateM	33%L	46%	40%	32%	48%	96%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.49%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.27)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $1.03 per share is comprised of distributions from net investment income of $.684 and distributions from net realized gain of $.342 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Equity-Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.04	$23.85	$22.88	$19.62	$18.41	$18.75
Income from Investment Operations
Net investment income (loss)A	.22	.57	.64B	.49	.53	.42
Net realized and unrealized gain (loss)	.66	(1.54)C	1.32	4.88	2.55	(.31)
Total from investment operations	.88	(.97)	1.96	5.37	3.08	.11
Distributions from net investment income	–	(.65)	(.65)	(.54)	(.57)D	(.45)
Distributions from net realized gain	(1.25)	(2.19)	(.34)	(1.57)	(1.30)D	–
Total distributions	(1.25)	(2.84)	(.99)	(2.11)	(1.87)	(.45)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$19.67	$20.04	$23.85	$22.88	$19.62	$18.41
Total ReturnF,G,H	5.33%	(4.32)%C	8.57%	27.83%	17.05%	.66%
Ratios to Average Net AssetsI,J
Expenses before reductions	.79%K	.79%	.79%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.79%K	.79%	.79%	.79%	.80%	.81%
Expenses net of all reductions	.79%K	.78%	.79%	.79%	.79%	.80%
Net investment income (loss)	2.35%K	2.60%	2.69%B	2.18%	2.69%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,361,222	$1,348,912	$1,702,854	$1,755,769	$1,560,856	$1,457,230
Portfolio turnover rateL	33%K	46%	40%	32%	48%	96%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.34%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.42)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Equity-Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.37	$24.21	$23.21	$19.89	$18.64	$18.97
Income from Investment Operations
Net investment income (loss)A	.24	.61	.69B	.54	.57	.46
Net realized and unrealized gain (loss)	.68	(1.56)C	1.34	4.93	2.59	(.31)
Total from investment operations	.92	(.95)	2.03	5.47	3.16	.15
Distributions from net investment income	–	(.70)	(.69)	(.58)	(.61)D	(.48)
Distributions from net realized gain	(1.25)	(2.19)	(.34)	(1.57)	(1.30)D	–
Total distributions	(1.25)	(2.89)	(1.03)	(2.15)	(1.91)	(.48)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$20.04	$20.37	$24.21	$23.21	$19.89	$18.64
Total ReturnF,G,H	5.44%	(4.18)%C	8.77%	27.99%	17.27%	.89%
Ratios to Average Net AssetsI,J
Expenses before reductions	.62%K	.62%	.62%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.62%K	.62%	.62%	.62%	.64%	.64%
Expenses net of all reductions	.62%K	.61%	.62%	.62%	.63%	.63%
Net investment income (loss)	2.52%K	2.77%	2.86%B	2.35%	2.85%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$364,898	$349,685	$388,773	$351,139	$220,311	$178,499
Portfolio turnover rateL	33%K	46%	40%	32%	48%	96%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.28)%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Service Class 2R shares during the period April 24, 2002 through April 30, 2015, and all outstanding shares were converted to Service Class 2 shares by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, certain conversion ratio adjustments, contingent interest, market discount, options transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,122,747,576
Gross unrealized depreciation	(432,954,885)
Net unrealized appreciation (depreciation) on securities	$689,792,691
Tax Cost	$4,736,638,193

The Fund elected to defer to its next fiscal year approximately $11,083,764 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $5,818,419 and a change in net unrealized appreciation (depreciation) of $(4,520,685) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	55,263	$3,583,153
Options Opened	119,555	7,841,093
Options Exercised	(64,377)	(4,069,572)
Options Closed	(14,800)	(794,493)
Options Expired	(67,250)	(5,359,617)
Outstanding at end of period	28,391	$1,200,564

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $843,967,764 and $980,302,240, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$150,062
Service Class 2	1,646,186
$1,796,248

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$1,071,033
Service Class	99,041
Service Class 2	434,593
Investor Class	252,039
$1,856,706

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,025 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,565 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $483,072, including $18,566 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $72,190 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $77.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18,832.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$109,149,565
Service Class	–	10,156,613
Service Class 2	–	42,706,986
Service Class 2R	–	11,545
Investor Class	–	11,524,324
Total	$–	$173,549,033
From net realized gain
Initial Class	$203,491,917	$339,608,604
Service Class	18,737,960	33,003,823
Service Class 2	83,421,427	153,933,197
Service Class 2R	–	1,316,715
Investor Class	21,186,257	34,748,438
Total	$326,837,561	$562,610,777

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	8,110,049	2,942,434	$153,785,185	$64,636,128
Reinvestment of distributions	11,594,981	20,908,619	203,491,917	448,758,169
Shares redeemed	(11,095,325)	(22,650,939)	(215,773,031)	(503,270,251)
Net increase (decrease)	8,609,705	1,200,114	$141,504,071	$10,124,046
Service Class
Shares sold	270,386	583,466	$5,228,636	$12,999,462
Reinvestment of distributions	1,072,579	2,018,226	18,737,960	43,160,436
Shares redeemed	(1,158,468)	(2,646,679)	(22,440,912)	(58,306,592)
Net increase (decrease)	184,497	(44,987)	$1,525,684	$(2,146,694)
Service Class 2
Shares sold	2,814,262	4,829,943	$53,454,263	$104,917,377
Reinvestment of distributions	4,861,388	9,327,616	83,421,427	196,640,183
Shares redeemed	(5,786,656)	(18,242,504)	(109,951,962)	(397,542,395)
Net increase (decrease)	1,888,994	(4,084,945)	$26,923,728	$(95,984,835)
Service Class 2R
Shares sold	–	44,755	$–	$994,924
Reinvestment of distributions	–	61,837	–	1,328,260
Shares redeemed	–	(758,460)	–	(16,752,939)
Net increase (decrease)	–	(651,868)	$–	$(14,429,755)
Investor Class
Shares sold	1,033,667	1,061,340	$20,135,694	$23,323,259
Reinvestment of distributions	1,212,722	2,166,600	21,186,257	46,272,762
Shares redeemed	(1,201,147)	(2,123,884)	(23,221,388)	(47,098,812)
Net increase (decrease)	1,045,242	1,104,056	$18,100,563	$22,497,209

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.54%
Actual		$1,000.00	$1,054.70	$2.76
Hypothetical-C		$1,000.00	$1,022.18	$2.72
Service Class	.64%
Actual		$1,000.00	$1,053.90	$3.27
Hypothetical-C		$1,000.00	$1,021.68	$3.22
Service Class 2.79%
Actual		$1,000.00	$1,053.30	$4.03
Hypothetical-C		$1,000.00	$1,020.93	$3.97
Investor Class	.62%
Actual		$1,000.00	$1,054.40	$3.17
Hypothetical-C		$1,000.00	$1,021.78	$3.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPEI-SANN-0816
1.705693.118

Fidelity® Variable Insurance Products: Floating Rate High Income Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Albertson's LLC	2.1	1.6
Community Health Systems, Inc.	1.5	1.6
HCA Holdings, Inc.	1.3	1.4
Caesars Growth Properties Holdings, LLC	1.2	1.2
Laureate Education, Inc.	1.2	1.1
	7.3

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	10.2	11.4
Healthcare	10.1	10.4
Services	8.2	6.1
Containers	6.2	6.1
Gaming	6.1	6.1

Quality Diversification (% of fund's net assets)

As of June 30, 2016
BBB	1.3%
BB	34.5%
B	49.4%
CCC,CC,C	5.1%
Not Rated	2.2%
Short-Term Investments and Net Other Assets	7.5%

As of December 31, 2015
BBB	1.5%
BB	30.9%
B	49.8%
CCC,CC,C	4.4%
D	0.1%
Not Rated	1.5%
Short-Term Investments and Net Other Assets	11.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Bank Loan Obligations	86.8%
Nonconvertible Bonds	5.7%
Short-Term Investments and Net Other Assets (Liabilities)	7.5%

 * Foreign investments - 8.8%

As of December 31, 2015*
Bank Loan Obligations	83.8%
Nonconvertible Bonds	4.4%
Short-Term Investments and Net Other Assets (Liabilities)	11.8%

 * Foreign investments - 10.7%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 86.8%(a)
	Principal Amount	Value
Aerospace - 1.1%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$491,258	$485,118
TransDigm, Inc.:
Tranche D, term loan 3.75% 6/4/21 (b)	455,700	449,680
Tranche E, term loan 3.75% 5/14/22 (b)	372,310	366,144

TOTAL AEROSPACE		1,300,942

Automotive & Auto Parts - 0.5%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	239,029	179,272
Tranche 2LN, term loan 10% 11/27/21 (b)	500,000	325,000
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	121,903	115,376

TOTAL AUTOMOTIVE & AUTO PARTS		619,648

Broadcasting - 0.7%
Clear Channel Communications, Inc. Tranche D, term loan 7.2103% 1/30/19 (b)	500,000	363,890
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	477,898	476,704

TOTAL BROADCASTING		840,594

Building Materials - 1.3%
Builders FirstSource, Inc. Tranche 1LN, term loan 6% 7/31/22 (b)	273,109	272,768
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (b)	124,688	124,843
GYP Holdings III Corp. Tranche 1LN, term loan 4.75% 4/1/21 (b)	246,851	241,914
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	124,063	123,597
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	248,125	242,542
Leighton Services Decoration LLC Tranche B, term loan 5.5% 5/21/22 (b)	244,063	243,452
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (b)	247,486	245,011

TOTAL BUILDING MATERIALS		1,494,127

Cable/Satellite TV - 3.4%
Charter Communication Operating LLC Tranche I, term loan 3.5% 1/24/23 (b)	623,438	623,438
Charter Communications Operating LLC Tranche E, term loan 3% 7/1/20 (b)	488,665	484,697
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	500,000	500,125
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (b)	250,000	243,750
Tranche 2LN, term loan 7.75% 7/7/23 (b)	240,000	226,800
Numericable LLC:
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	498,750	491,089
Tranche B, term loan 5% 1/15/24 (b)	420,000	415,800
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.6492% 6/30/23 (b)	504,991	492,194
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (b)	498,737	496,797
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (b)	72,108	72,018

TOTAL CABLE/SATELLITE TV		4,046,708

Capital Goods - 0.5%
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (b)	439,747	435,763
SRAM LLC. Tranche B, term loan 4.0075% 4/10/20 (b)	223,375	196,570

TOTAL CAPITAL GOODS		632,333

Chemicals - 2.5%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (b)	193,050	191,361
Chromaflo Technologies Corp. Tranche B 1LN, term loan 4.5% 12/2/19 (b)	121,527	119,401
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (b)	493,629	493,629
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	375,000	369,064
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (b)	99,487	98,058
Tranche B 2LN, term loan 5.5% 6/7/20 (b)	246,250	242,711
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	124,063	122,264
Orion Engineered Carbons GMBH Tranche B, term loan 4.75% 7/25/21 (b)	453,547	453,547
PQ Corp. Tranche B, term loan 5.75% 11/4/22 (b)	200,000	199,800
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	64,836	64,188
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	100,000	92,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	168,300	167,617
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	257,347	245,766
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	133,988	131,858

TOTAL CHEMICALS		2,991,764

Consumer Products - 0.8%
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (b)	738,750	735,056
Kate Spade & Co. Tranche B, term loan 4% 4/10/21 (b)	246,241	243,163

TOTAL CONSUMER PRODUCTS		978,219

Containers - 4.8%
Anchor Glass Container Corp. Tranche B, term loan 4.75% 7/1/22 (b)	464,159	462,131
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	242,512	241,981
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (b)	250,000	245,418
Tranche B 1LN, term loan 4.5% 10/1/21 (b)	491,449	488,786
Berry Plastics Corp.:
Tranche G, term loan 3.5% 1/6/21 (b)	859,167	851,383
Tranche H, term loan 3.75% 10/1/22 (b)	338,348	335,621
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (b)	125,000	124,063
BWAY Holding Co. Tranche B, term loan 5.5193% 8/14/20 (b)	786,894	782,960
Charter NEX U.S. Holdings, Inc. Tranche B 1LN, term loan 5.25% 2/5/22 (b)	238,298	237,404
Consolidated Container Co. Tranche 2LN, term loan 7.75% 1/3/20 (b)	750,000	670,628
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	119,100	118,862
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	15,000	14,850
Owens-Brockway Glass Container, Inc. Tranche B, term loan 3.5% 9/1/22 (b)	370,313	368,924
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	500,000	499,630
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	127,656	126,326
Tekni-Plex, Inc. Tranche 2LN, term loan 8.75% 6/1/23 (b)	125,000	116,563

TOTAL CONTAINERS		5,685,530

Diversified Financial Services - 1.9%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	233,238	232,713
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	403,177	399,399
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	230,263	228,633
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (b)	500,000	498,595
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 9/11/21 (b)	276,500	266,361
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (b)	155,562	152,062
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	493,689	486,980

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,264,743

Energy - 3.0%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	734,772	727,424
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (b)	245,294	240,388
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	120,397	121,149
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	154,598	150,218
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	672,593	589,077
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	468,424	277,930
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	408,956	347,613
Tranche C, term loan 5.25% 3/14/21 (b)	32,532	27,652
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (b)	80,000	77,638
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	75,000	74,860
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	107,058	102,776
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (b)	118,688	115,275
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	151,504	67,268
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	395,058	333,824
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 7% 6/26/22 (b)	350,666	317,353

TOTAL ENERGY		3,570,445

Entertainment/Film - 0.5%
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (b)	248,750	248,573
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	133,987	130,261
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	50,000	45,000
Regal Cinemas Corp. Tranche B, term loan 3.5% 4/1/22 (b)	109,175	108,953

TOTAL ENTERTAINMENT/FILM		532,787

Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	224,121	220,199
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (b)	247,468	242,905
WTG Holdings III Corp. term loan 5.5% 1/15/21 (b)	194,513	193,540

TOTAL ENVIRONMENTAL		656,644

Food & Drug Retail - 3.9%
Albertson's LLC:
Tranche B 1LN, term loan 4.75% 12/21/22 (b)	289,688	289,146
Tranche B 4LN, term loan 4.5% 8/25/21 (b)	1,480,050	1,476,868
Tranche B 6LN, term loan 4.75% 6/22/23 (b)	640,000	638,240
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (b)	250,000	249,375
GOBP Holdings, Inc. Tranche B 1LN, term loan 5% 10/21/21 (b)	582,934	568,361
Petco Holdings, Inc. Tranche B 1LN, term loan 5% 1/26/23 (b)	624,063	620,050
Pizza Hut Holdings LLC Tranche B, term loan 3.1923% 6/16/23 (b)	325,000	325,000
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (b)	389,024	388,829

TOTAL FOOD & DRUG RETAIL		4,555,869

Food/Beverage/Tobacco - 2.3%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4.75% 6/2/23 (b)	225,000	224,062
B&G Foods, Inc. Tranche B, term loan 3.75% 10/2/22 (b)	213,370	213,530
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (b)	401,841	401,339
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (b)	248,750	247,974
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (b)	486,667	486,667
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	255,000	229,500
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	501,075	486,043
U.S. Foods, Inc. Tranche B, term loan 4% 6/27/23 (b)	375,000	373,125

TOTAL FOOD/BEVERAGE/TOBACCO		2,662,240

Gaming - 5.9%
Affinity Gaming LLC Tranche B, term loan 5% 6/16/23 (b)	375,000	373,905
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (b)	326,758	324,716
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	469,231	469,484
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	534,612	510,019
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	1,545,345	1,447,479
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (b)	209,490	209,228
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	217,800	218,072
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	321,859	321,859
5.5% 11/21/19 (b)	137,940	137,940
Graton Economic Development Authority Tranche B, term loan 4.7316% 9/1/22 (b)	355,026	355,469
MGM Mirage, Inc. Tranche A, term loan 3.2103% 4/25/21 (b)	180,000	177,300
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	595,122	590,212
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	246,250	242,556
Tranche B, term loan 6% 10/18/20 (b)	1,102,717	1,088,018
Station Casinos LLC Tranche B, term loan 3.75% 6/8/23 (b)	455,000	452,156

TOTAL GAMING		6,918,413

Healthcare - 8.6%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	152,230	151,342
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	268,866	265,505
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	240,625	238,219
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (b)	249,337	248,714
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (b)	588,000	586,348
Community Health Systems, Inc.:
Tranche G, term loan 3.75% 12/31/19 (b)	381,298	370,241
Tranche H, term loan 4% 1/27/21 (b)	1,351,201	1,314,976
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (b)	237,576	237,873
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	248,748	236,726
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	171,905	167,320
Envision Healthcare Corp. Tranche B 2LN, term loan 4.5% 10/28/22 (b)	248,750	248,501
Gold Merger Co., Inc. Tranche B, term loan 6/16/23 (c)	85,000	84,761
HCA Holdings, Inc. Tranche B 4LN, term loan 3.3809% 5/1/18 (b)	543,360	543,485
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	263,631	213,541
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	341,719	341,719
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (b)	317,110	309,182
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	247,190	244,656
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (b)	374,047	361,890
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (b)	200,000	200,450
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (b)	135,468	135,468
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	397,125	395,469
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	613,116	594,342
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	50,000	49,750
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	250,000	245,000
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	646,812	645,603
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.72% 10/20/18 (b)	94,913	92,256
Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	727,353	706,216
Tranche E, term loan 4.75% 8/5/20 (b)	606,127	587,755
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	249,375	250,934

TOTAL HEALTHCARE		10,068,242

Homebuilders/Real Estate - 2.6%
Americold Realty Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (b)	160,000	160,600
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (b)	373,120	368,456
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (b)	125,000	125,000
Tranche B 1LN, term loan 4.25% 11/4/21 (b)	492,525	484,832
iStar Financial, Inc. Tranche B, term loan 5.5% 7/1/20 (b)	125,000	124,844
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (b)	543,638	544,317
NorthStar Asset Management LP Tranche B 1LN, term loan 4.625% 1/29/23 (b)	224,438	223,035
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	977,444	975,000

TOTAL HOMEBUILDERS/REAL ESTATE		3,006,084

Hotels - 0.9%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 7.75% 12/27/20 (b)	375,000	373,361
Tranche B 1LN, term loan 5.25% 6/27/20 (b)	498,375	494,224
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	218,815	213,618

TOTAL HOTELS		1,081,203

Insurance - 2.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	401,572	395,147
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (b)	279,374	277,686
Tranche B 2LN, term loan 8.5% 3/3/21 (b)	235,000	225,600
Tranche B 4LN, term loan 5% 8/4/22 (b)	779,827	767,934
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	488,750	479,381
VF Holdings Corp. Tranche B 1LN, term loan 4.75% 6/17/23 (b)	250,000	248,750

TOTAL INSURANCE		2,394,498

Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	500,416	481,024
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	331,650	323,359

TOTAL LEISURE		804,383

Metals/Mining - 1.4%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	690,900	645,128
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	57,118	54,948
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	294,087	280,853
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	455,091	383,983
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	370,141	268,352
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (d)	124,046	52,357
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (d)	250,000	0

TOTAL METALS/MINING		1,685,621

Paper - 0.4%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (b)	321,798	320,913
Xerium Technologies, Inc. Tranche B, term loan 6.25% 5/17/19 (b)	154,602	153,927

TOTAL PAPER		474,840

Publishing/Printing - 2.9%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (b)	375,000	370,313
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	410,226	303,694
Harland Clarke Holdings Corp. Tranche B 5LN, term loan 7% 12/31/19 (b)	115,000	111,263
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	495,000	484,481
JD Power & Associates Tranche B 1LN, term loan 6/9/23 (c)	80,000	79,750
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	695,000	693,089
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	407,668	367,920
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	492,488	467,863
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	493,130	473,405

TOTAL PUBLISHING/PRINTING		3,351,778

Restaurants - 1.4%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	751,334	750,019
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (b)	243,763	236,043
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (b)	197,574	197,327
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	255,758	254,159
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	176,054	175,028

TOTAL RESTAURANTS		1,612,576

Services - 8.0%
Abacus Innovations Corp. Tranche B, term loan 6/9/23 (c)	250,000	249,583
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	867,801	833,089
Apollo Security Service Borrower LLC Tranche B, term loan 4.75% 5/2/22 (b)	700,000	700,875
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (b)	488,750	488,291
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	296,797	288,264
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	244,025	157,396
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	986,584	966,438
Creative Artists Agency LLC Tranche B, term loan 5% 12/17/21 (b)	546,811	545,898
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (b)	249,375	249,063
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (b)	194,512	194,917
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	320,298	311,625
Tranche 2LN, term loan 7.5% 7/25/22 (b)	125,000	115,781
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	372,188	367,844
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	100,000	96,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	1,465,503	1,417,259
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	489,975	463,026
Nexeo Solutions LLC Tranche B, term loan 5.25% 6/9/23 (b)	85,000	84,858
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	366,570	364,509
Research Now Group, Inc. Tranche B 1LN, term loan 5.5% 3/18/21 (b)	88,875	86,653
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	233,432	233,287
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	491,250	491,147
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	420,749	414,089
Tranche B 2LN, term loan 8% 5/14/23 (b)	40,000	39,150
Western Digital Corp. Tranche B, term loan 6.25% 3/30/23 (b)	200,000	200,626

TOTAL SERVICES		9,359,668

Steel - 0.3%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (b)	375,000	374,374
Super Retail - 4.7%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	483,801	452,354
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (b)	372,173	365,430
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (b)	478,250	472,956
CNT Holdings III Corp. Tranche B 1LN, term loan 5.25% 1/22/23 (b)	249,375	248,647
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	247,586	220,661
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (b)	171,503	171,253
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (b)	307,983	209,718
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	1,250,000	1,239,850
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	406,902	403,851
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	867,180	862,740
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	857,373	815,216
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)(d)	328,771	77,261

TOTAL SUPER RETAIL		5,539,937

Technology - 9.7%
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (b)	498,750	498,984
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	582,075	581,167
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (b)	399,650	353,523
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	365,276	352,491
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (b)	479,805	479,138
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (b)	489,997	484,485
Dell International LLC:
Tranche B 2LN, term loan 4% 4/29/20 (b)	865,931	863,091
Tranche B, term loan 6/2/23 (c)	250,000	248,958
Diebold, Inc. term loan 5.25% 5/6/23 (b)	55,000	54,702
EIG Investors Corp. Tranche B 1LN, term loan 6% 2/9/23 (b)	353,216	330,257
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	371,250	364,174
First Data Corp. Tranche B, term loan 4.2021% 7/10/22 (b)	500,000	495,000
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (b)	50,000	43,250
Tranche B 1LN, term loan 5% 6/17/21 (b)	167,346	165,306
Global Payments, Inc. Tranche B, term loan 3.9603% 4/22/23 (b)	235,000	235,999
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	378,167	368,479
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	499,447	501,530
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	812,812	809,967
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	125,000	118,750
Tranche B 1LN, term loan 5% 10/16/22 (b)	253,725	251,822
Micron Technology, Inc. Tranche B, term loan 6.64% 4/26/22 (b)	125,000	125,528
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (b)	108,779	108,440
NXP BV Tranche B 2LN, term loan 3.75% 12/7/20 (b)	133,300	133,467
ON Semiconductor Corp. Tranche B, term loan 5.25% 3/31/23 (b)	200,000	200,500
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	610,029	594,015
Tranche 2LN, term loan 8% 4/9/22 (b)	175,000	159,250
Solarwinds Holdings, Inc. Tranche B, term loan 6.5% 2/5/23 (b)	250,000	248,125
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	249,688	249,271
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	545,999	538,492
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4% 7/8/22 (b)	208,641	208,424
Tranche B 2LN, term loan 4% 7/8/22 (b)	28,549	28,519
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	664,892	658,244
WEX, Inc. Tranche B, term loan 6/24/23 (c)	250,000	248,125
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 7% 5/29/21 (b)	311,478	310,179

TOTAL TECHNOLOGY		11,411,652

Telecommunications - 4.1%
Digicel International Finance Ltd. Tranche D 2LN, term loan 4.1309% 3/31/19 (b)	100,000	95,500
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	245,558	244,586
Integra Telecom Holdings, Inc.:
term loan 9.75% 2/14/21 (b)	120,000	109,800
Tranche B 1LN, term loan 5.25% 8/14/20 (b)	370,313	359,436
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	1,250,000	1,136,563
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	250,000	248,875
Tranche B 4LN, term loan 4% 1/15/20 (b)	500,000	499,220
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	859,838	849,632
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	173,634	173,580
Sable International Finance Ltd.:
Tranche B 1LN, term loan 5.5% 12/31/22 (b)	68,750	68,478
Tranche B 2LN, term loan 5.83% 12/31/22 (b)	56,250	56,027
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	250,000	222,500
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	488,695	460,903
Telenet Financing USD LLC term loan 6/30/24 (c)	250,000	247,553

TOTAL TELECOMMUNICATIONS		4,772,653

Textiles/Apparel - 0.3%
Abb/Con-Cise Optical Group LLC Tranche B, term loan 6% 6/15/23 (b)	250,000	250,625
Samsonite IP Holdings SARL Tranche B, term loan 4% 5/13/23 (b)	115,000	115,316

TOTAL TEXTILES/APPAREL		365,941

Transportation Ex Air/Rail - 0.4%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	148,125	136,275
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	117,402	103,901
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (b)	192,281	172,572

TOTAL TRANSPORTATION EX AIR/RAIL		412,748

Utilities - 4.7%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	30,330	29,932
6.375% 8/13/19 (b)	456,309	450,322
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (b)	241,026	240,223
Dynegy, Inc.:
Tranche B 2LN, term loan 4% 4/23/20 (b)	248,718	243,744
Tranche C, term loan 5% 6/22/23 (b)	500,000	490,940
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	115,000	114,713
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	605,557	596,474
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	265,000	257,050
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	626,061	602,584
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	734,848	654,015
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	247,500	215,325
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	750,000	716,250
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	44,100	37,485
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	18,358	15,421
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	485,409	461,139
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (b)	235,930	231,212
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	177,750	171,529

TOTAL UTILITIES		5,528,358

TOTAL BANK LOAN OBLIGATIONS
(Cost $104,338,551)		101,995,562

Nonconvertible Bonds - 5.7%
Banks & Thrifts - 0.2%
Ally Financial, Inc. 3.25% 11/5/18	250,000	249,688
Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6525% 12/15/19 (b)(e)	1,000,000	1,003,750
3.8896% 5/15/21 (b)(e)	205,000	205,769
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.2109% 7/15/21 (b)(e)	145,000	145,363
6.875% 2/15/21	250,000	257,500

TOTAL CONTAINERS		1,612,382

Diversified Financial Services - 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	331,760
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (e)	100,000	106,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		437,760

Energy - 0.5%
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1329% 8/1/19 (b)(e)	60,000	32,100
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (e)	115,000	118,091
Chesapeake Energy Corp. 8% 12/15/22 (e)	21,000	17,798
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	385,000	368,638

TOTAL ENERGY		536,627

Gaming - 0.2%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	250,000	250,625
Healthcare - 1.6%
Community Health Systems, Inc. 5.125% 8/15/18	125,000	126,798
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (e)	200,000	175,000
HCA Holdings, Inc.:
3.75% 3/15/19	500,000	517,500
4.25% 10/15/19	500,000	521,250
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (e)	105,000	107,625
Tenet Healthcare Corp. 4.1525% 6/15/20 (b)	420,000	414,750

TOTAL HEALTHCARE		1,862,923

Homebuilders/Real Estate - 0.1%
Communications Sales & Leasing, Inc. 6% 4/15/23 (e)	100,000	101,750
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (e)	40,000	33,200
Services - 0.2%
APX Group, Inc. 7.875% 12/1/22 (e)	275,000	277,063
Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (e)	80,000	80,500
Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (e)	78,000	79,904
4.42% 6/15/21 (e)	235,000	241,534
NXP BV/NXP Funding LLC 4.125% 6/1/21 (e)	200,000	203,000

TOTAL TECHNOLOGY		524,438

Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (e)	225,000	220,500
FairPoint Communications, Inc. 8.75% 8/15/19 (e)	40,000	39,400
Numericable Group SA 7.375% 5/1/26 (e)	485,000	479,544

TOTAL TELECOMMUNICATIONS		739,444

Utilities - 0.0%
The AES Corp. 3.6731% 6/1/19 (b)	15,000	14,963
TOTAL NONCONVERTIBLE BONDS
(Cost $6,733,056)		6,721,363
	Shares	Value

Common Stocks - 0.0%
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A (f)	121	9,680
Utilities - 0.0%
Southcross Holdings Borrower LP	21	15,572
TOTAL COMMON STOCKS
(Cost $249,563)		25,252

Money Market Funds - 10.5%
Fidelity Cash Central Fund, 0.43% (g)
(Cost $12,293,813)	12,293,813	12,293,813
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $123,614,983)		121,035,990
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(3,580,749)
NET ASSETS - 100%		$117,455,241

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Non-income producing - Security is in default.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,036,529 or 3.4% of net assets.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,680 or 0.0% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	9/17/14	$232,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,713
Total	$21,713

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$9,680	$--	$--	$9,680
Utilities	15,572	--	--	15,572
Bank Loan Obligations	101,995,562	--	101,884,641	110,921
Corporate Bonds	6,721,363	--	6,721,363	--
Money Market Funds	12,293,813	12,293,813	--	--
Total Investments in Securities:	$121,035,990	$12,293,813	$108,606,004	$136,173

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $111,321,170)	$108,742,177
Fidelity Central Funds (cost $12,293,813)	12,293,813
Total Investments (cost $123,614,983)		$121,035,990
Cash		305,704
Receivable for investments sold		803,834
Interest receivable		697,470
Distributions receivable from Fidelity Central Funds		5,080
Total assets		122,848,078
Liabilities
Payable for investments purchased	$5,157,874
Payable for fund shares redeemed	125,978
Accrued management fee	54,999
Other affiliated payables	14,654
Other payables and accrued expenses	39,332
Total liabilities		5,392,837
Net Assets		$117,455,241
Net Assets consist of:
Paid in capital		$121,135,354
Undistributed net investment income		2,499,526
Accumulated undistributed net realized gain (loss) on investments		(3,600,646)
Net unrealized appreciation (depreciation) on investments		(2,578,993)
Net Assets		$117,455,241
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,326,971 ÷ 649,773 shares)		$9.74
Investor Class:
Net Asset Value, offering price and redemption price per share ($111,128,270 ÷ 11,413,495 shares)		$9.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$2,788,209
Income from Fidelity Central Funds		21,713
Total income		2,809,922
Expenses
Management fee	$313,971
Transfer agent fees	55,947
Accounting fees and expenses	27,543
Custodian fees and expenses	7,620
Independent trustees' fees and expenses	246
Audit	31,084
Legal	1,889
Miscellaneous	336
Total expenses before reductions	438,636
Expense reductions	(264)	438,372
Net investment income (loss)		2,371,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,589,854)
Total net realized gain (loss)		(1,589,854)
Change in net unrealized appreciation (depreciation) on investment securities		3,797,668
Net gain (loss)		2,207,814
Net increase (decrease) in net assets resulting from operations		$4,579,364

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,371,550	$4,543,809
Net realized gain (loss)	(1,589,854)	(1,488,772)
Change in net unrealized appreciation (depreciation)	3,797,668	(3,685,640)
Net increase (decrease) in net assets resulting from operations	4,579,364	(630,603)
Distributions to shareholders from net investment income	–	(4,320,742)
Distributions to shareholders from tax return of capital	–	(278,899)
Total distributions	–	(4,599,641)
Share transactions - net increase (decrease)	(1,125,738)	13,019,049
Total increase (decrease) in net assets	3,453,626	7,788,805
Net Assets
Beginning of period	114,001,615	106,212,810
End of period	$117,455,241	$114,001,615
Other Information
Undistributed net investment income end of period	$2,499,526	$127,976

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Floating Rate High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.73	$10.00
Income from Investment Operations
Net investment income (loss)B	.203	.400	.242
Net realized and unrealized gain (loss)	.197	(.408)	(.322)
Total from investment operations	.400	(.008)	(.080)
Distributions from net investment income	–	(.359)	(.190)
Tax return of capital	–	(.023)	–
Total distributions	–	(.382)	(.190)
Net asset value, end of period	$9.74	$9.34	$9.73
Total ReturnC,D,E	4.28%	(.09)%	(.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.76%	.84%H
Expenses net of fee waivers, if any	.76%H	.76%	.77%H
Expenses net of all reductions	.75%H	.76%	.77%H
Net investment income (loss)	4.29%H	4.03%	3.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,327	$7,326	$10,912
Portfolio turnover rateI	47%H	55%	41%H

 A For the period April 9, 2014 (commencement of operations) to December 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Floating Rate High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.34	$9.73	$10.00
Income from Investment Operations
Net investment income (loss)B	.201	.394	.238
Net realized and unrealized gain (loss)	.199	(.402)	(.322)
Total from investment operations	.400	(.008)	(.084)
Distributions from net investment income	–	(.359)	(.186)
Tax return of capital	–	(.023)	–
Total distributions	–	(.382)	(.186)
Net asset value, end of period	$9.74	$9.34	$9.73
Total ReturnC,D,E	4.28%	(.09)%	(.83)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.79%	.82%H
Expenses net of fee waivers, if any	.79%H	.79%	.80%H
Expenses net of all reductions	.79%H	.79%	.80%H
Net investment income (loss)	4.26%H	3.99%	3.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$111,128	$106,675	$95,300
Portfolio turnover rateI	47%H	55%	41%H

 A For the period April 9, 2014 (commencement of operations) to December 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, losses deferred due to wash sales and tax return of capital distribution.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$472,198
Gross unrealized depreciation	(3,163,414)
Net unrealized appreciation (depreciation) on securities	$(2,691,216)
Tax cost	$123,727,206

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(1,216,059)
Long-term	(780,269)
Total capital loss carryforward	$(1,996,328)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $29,601,046 and $23,723,307, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.10% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$2,310
Investor Class	53,637
$55,947

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $28.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $236.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$296,942
Investor Class	–	4,023,800
Total	$–	$4,320,742
Tax Return of Capital
Initial Class	$–	$19,168
Investor Class	–	259,731
Total	$–	$278,899

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	86,575	455,195	$823,844	$4,513,876
Reinvestment of distributions	–	33,773	–	316,118
Shares redeemed	(221,521)	(825,496)	(2,105,099)	(8,145,575)
Net increase (decrease)	(134,946)	(336,528)	$(1,281,255)	$(3,315,581)
Investor Class
Shares sold	1,381,983	5,810,167	$13,259,447	$57,815,256
Reinvestment of distributions	–	457,641	–	4,283,523
Shares redeemed	(1,393,590)	(4,632,862)	(13,103,930)	(45,764,149)
Net increase (decrease)	(11,607)	1,634,946	$155,517	$16,334,630

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.76%
Actual		$1,000.00	$1,042.80	$3.86
Hypothetical-C		$1,000.00	$1,021.08	$3.82
Investor Class	.79%
Actual		$1,000.00	$1,042.80	$4.01
Hypothetical-C		$1,000.00	$1,020.93	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPFHI-SANN-0816
1.9859332.102

Fidelity® Variable Insurance Products: Growth Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	12.7	11.5
Alphabet, Inc. Class A	7.8	7.2
Gilead Sciences, Inc.	3.3	4.2
Amazon.com, Inc.	3.2	2.8
Salesforce.com, Inc.	2.8	2.6
Danaher Corp.	2.6	2.2
Home Depot, Inc.	2.5	2.4
Electronic Arts, Inc.	2.3	1.9
Alphabet, Inc. Class C	2.1	1.1
Starbucks Corp.	2.0	2.5
	41.3

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.4	41.6
Consumer Discretionary	16.2	16.6
Health Care	13.2	16.5
Industrials	9.7	9.3
Financials	7.9	6.3

Asset Allocation (% of fund's net assets)

As of June 30, 2016 *
Stocks	95.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.8%

 * Foreign investments - 8.3%

As of December 31, 2015 *
Stocks	93.7%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 15.6%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 1.9%
Tesla Motors, Inc. (a)	406,100	$86,206,908
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)	284,800	18,885,088
Houghton Mifflin Harcourt Co. (a)	379,400	5,930,022
Nord Anglia Education, Inc. (a)	420,668	8,892,922
		33,708,032
Hotels, Restaurants & Leisure - 3.7%
Buffalo Wild Wings, Inc. (a)	21,700	3,015,215
Dave & Buster's Entertainment, Inc. (a)	463,932	21,707,378
Domino's Pizza, Inc.	259,100	34,040,558
Jubilant Foodworks Ltd.	89,939	1,518,900
Popeyes Louisiana Kitchen, Inc. (a)	196,400	10,731,296
Starbucks Corp.	1,586,346	90,612,084
Wingstop, Inc. (b)	97,100	2,645,975
		164,271,406
Household Durables - 0.6%
Harman International Industries, Inc.	338,800	24,332,616
Internet & Catalog Retail - 3.7%
Amazon.com, Inc. (a)	199,000	142,408,380
Liberty Interactive Corp. (Venture Group) Series A (a)	105,420	3,907,919
Netflix, Inc. (a)	141,000	12,898,680
NutriSystem, Inc.	209,300	5,307,848
		164,522,827
Leisure Products - 0.0%
NJOY, Inc. (a)(c)	243,618	9,818
Media - 0.8%
Charter Communications, Inc. Class A	103,100	23,572,784
Sirius XM Holdings, Inc. (a)	2,726,500	10,769,675
		34,342,459
Specialty Retail - 4.0%
AutoZone, Inc. (a)	36,700	29,133,928
Five Below, Inc. (a)	214,408	9,950,675
Home Depot, Inc.	888,132	113,405,575
Lowe's Companies, Inc.	261,100	20,671,287
MarineMax, Inc. (a)	358,000	6,075,260
		179,236,725
Textiles, Apparel & Luxury Goods - 0.6%
Kate Spade & Co. (a)	1,394,300	28,736,523

TOTAL CONSUMER DISCRETIONARY		715,367,314

CONSUMER STAPLES - 7.0%
Beverages - 2.8%
Constellation Brands, Inc. Class A (sub. vtg.)	119,200	19,715,680
Kweichow Moutai Co. Ltd.	110,770	4,870,632
Molson Coors Brewing Co. Class B	347,200	35,112,336
The Coca-Cola Co.	1,437,538	65,163,598
		124,862,246
Food & Staples Retailing - 0.9%
CVS Health Corp.	278,700	26,682,738
Whole Foods Market, Inc.	427,766	13,697,067
		40,379,805
Household Products - 0.5%
Procter & Gamble Co.	272,300	23,055,641
Personal Products - 0.9%
Avon Products, Inc.	726,400	2,745,792
Estee Lauder Companies, Inc. Class A	244,500	22,254,390
Herbalife Ltd. (a)	261,355	15,297,108
		40,297,290
Tobacco - 1.9%
Reynolds American, Inc.	1,573,300	84,848,069

TOTAL CONSUMER STAPLES		313,443,051

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.	674,400	35,911,800
Golar LNG Ltd. (b)	447,017	6,928,764
		42,840,564
FINANCIALS - 7.9%
Banks - 1.0%
First Republic Bank	517,700	36,233,823
HDFC Bank Ltd.	117,289	2,376,926
M&T Bank Corp.	43,400	5,131,182
		43,741,931
Capital Markets - 1.4%
BlackRock, Inc. Class A	71,606	24,527,203
E*TRADE Financial Corp. (a)	1,450,993	34,083,826
JMP Group, Inc.	240,100	1,303,743
PJT Partners, Inc. (b)	37,346	858,958
		60,773,730
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B (a)	95,400	13,812,966
CME Group, Inc.	536,497	52,254,808
MSCI, Inc. Class A	323,100	24,917,472
S&P Global, Inc.	228,613	24,521,030
		115,506,276
Insurance - 0.4%
Marsh & McLennan Companies, Inc.	299,700	20,517,462
Real Estate Investment Trusts - 1.0%
American Tower Corp.	388,900	44,182,929
Real Estate Management & Development - 1.3%
Realogy Holdings Corp. (a)	2,078,301	60,312,295
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	392,000	8,549,520

TOTAL FINANCIALS		353,584,143

HEALTH CARE - 13.2%
Biotechnology - 8.5%
Amgen, Inc.	299,300	45,538,495
BioMarin Pharmaceutical, Inc. (a)	277,025	21,552,545
Cytokinetics, Inc. (a)	97,090	921,384
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	799,891
Gilead Sciences, Inc.	1,777,990	148,319,926
Insmed, Inc. (a)	1,318,402	12,999,444
Medivation, Inc. (a)	1,070,700	64,563,210
Regeneron Pharmaceuticals, Inc. (a)	72,400	25,284,252
TESARO, Inc. (a)	114,900	9,657,345
Vertex Pharmaceuticals, Inc. (a)	592,300	50,949,646
		380,586,138
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	1,417,600	33,129,312
Edwards Lifesciences Corp. (a)	178,900	17,841,697
Intuitive Surgical, Inc. (a)	21,500	14,220,315
Medtronic PLC	346,800	30,091,836
Novadaq Technologies, Inc. (a)	983,500	9,677,640
ResMed, Inc.	232,300	14,688,329
		119,649,129
Health Care Providers & Services - 0.1%
HealthEquity, Inc. (a)	48,900	1,485,827
HealthSouth Corp. warrants 1/17/17 (a)	1,014	1,714
VCA, Inc. (a)	41,200	2,785,532
		4,273,073
Pharmaceuticals - 1.9%
Astellas Pharma, Inc.	5,252,700	82,374,642
Collegium Pharmaceutical, Inc. (a)	117,100	1,387,635
		83,762,277

TOTAL HEALTH CARE		588,270,617

INDUSTRIALS - 9.7%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	317,100	36,885,072
TransDigm Group, Inc. (a)	56,096	14,791,954
		51,677,026
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR	449,067	31,228,119
Building Products - 0.7%
A.O. Smith Corp.	232,918	20,522,405
Caesarstone Sdot-Yam Ltd. (a)	311,722	10,835,457
		31,357,862
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	776,300	32,402,762
Electrical Equipment - 0.6%
Acuity Brands, Inc.	89,000	22,068,440
AMETEK, Inc.	103,500	4,784,805
		26,853,245
Industrial Conglomerates - 3.1%
Danaher Corp.	1,155,426	116,698,026
Roper Technologies, Inc.	125,417	21,391,124
		138,089,150
Machinery - 0.0%
Rational AG	900	416,511
Professional Services - 2.4%
Equifax, Inc.	216,900	27,849,960
Resources Connection, Inc.	381,955	5,645,295
Robert Half International, Inc.	492,000	18,774,720
TransUnion Holding Co., Inc.	145,500	4,865,520
WageWorks, Inc. (a)	794,629	47,526,760
		104,662,255
Road & Rail - 0.0%
Swift Transporation Co. (a)	97,200	1,497,852
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	379,400	13,210,708

TOTAL INDUSTRIALS		431,395,490

INFORMATION TECHNOLOGY - 37.6%
Electronic Equipment & Components - 0.2%
CDW Corp.	168,300	6,745,464
Internet Software & Services - 23.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	310,300	24,678,159
Alphabet, Inc.:
Class A	493,998	347,542,413
Class C (a)	134,362	92,991,940
Facebook, Inc. Class A (a)	4,933,909	563,847,118
GoDaddy, Inc. (a)	350,559	10,933,935
Just Dial Ltd.	237,392	2,156,462
JUST EAT Ltd. (a)	1,293,803	7,385,724
Shopify, Inc. Class A (a)	68,700	2,113,212
Stamps.com, Inc. (a)	79,859	6,981,274
		1,058,630,237
IT Services - 2.5%
Gartner, Inc. Class A (a)	116,000	11,299,560
Global Payments, Inc.	518,100	36,981,978
Visa, Inc. Class A	867,872	64,370,066
		112,651,604
Semiconductors & Semiconductor Equipment - 0.8%
Maxim Integrated Products, Inc.	470,387	16,788,112
Monolithic Power Systems, Inc.	277,688	18,971,644
		35,759,756
Software - 10.3%
Activision Blizzard, Inc.	435,932	17,275,985
Adobe Systems, Inc. (a)	612,600	58,680,954
Computer Modelling Group Ltd.	926,000	7,411,154
CyberArk Software Ltd. (a)(b)	154,100	7,487,719
Electronic Arts, Inc. (a)	1,380,021	104,550,391
Fleetmatics Group PLC (a)	216,000	9,359,280
Intuit, Inc.	94,800	10,580,628
Mobileye NV (a)(b)	1,892,492	87,319,581
Red Hat, Inc. (a)	419,900	30,484,740
Salesforce.com, Inc. (a)	1,590,862	126,330,351
		459,480,783

TOTAL INFORMATION TECHNOLOGY		1,673,267,844

MATERIALS - 1.6%
Chemicals - 1.5%
Albemarle Corp. U.S.	839,000	66,541,090
Metals & Mining - 0.1%
Orocobre Ltd. (a)	681,866	2,448,877

TOTAL MATERIALS		68,989,967

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	91,500	9,876,510
TOTAL COMMON STOCKS
(Cost $3,027,224,937)		4,197,035,500

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(c)	1,049,416	4,281,617
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	636,240	31,030,842
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	181,657	3,051,838

TOTAL INFORMATION TECHNOLOGY		34,082,680

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $18,357,314)		38,364,297

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.43% (d)	199,313,761	199,313,761
Fidelity Securities Lending Cash Central Fund, 0.46% (d)(e)	67,314,030	67,314,030
TOTAL MONEY MARKET FUNDS
(Cost $266,627,791)		266,627,791
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $3,312,210,042)		4,502,027,588
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(51,477,690)
NET ASSETS - 100%		$4,450,549,898

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,374,115 or 0.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$3,638,989
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,848,302
NJOY, Inc.	9/11/13	$1,968,433
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$9,870,023

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$405,632
Fidelity Securities Lending Cash Central Fund	397,712
Total	$803,344

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$719,648,931	$713,838,596	$1,518,900	$4,291,435
Consumer Staples	313,443,051	308,572,419	4,870,632	--
Energy	42,840,564	42,840,564	--	--
Financials	353,584,143	351,207,217	2,376,926	--
Health Care	588,270,617	505,096,084	83,174,533	--
Industrials	431,395,490	430,978,979	416,511	--
Information Technology	1,707,350,524	1,663,725,658	9,542,186	34,082,680
Materials	68,989,967	66,541,090	2,448,877	--
Telecommunication Services	9,876,510	9,876,510	--	--
Money Market Funds	266,627,791	266,627,791	--	--
Total Investments in Securities:	$4,502,027,588	$4,359,304,908	$104,348,565	$38,374,115

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $70,871,828) — See accompanying schedule: Unaffiliated issuers (cost $3,045,582,251)	$4,235,399,797
Fidelity Central Funds (cost $266,627,791)	266,627,791
Total Investments (cost $3,312,210,042)		$4,502,027,588
Receivable for investments sold		36,431,582
Receivable for fund shares sold		492,913
Dividends receivable		2,195,110
Distributions receivable from Fidelity Central Funds		132,012
Other receivables		381,119
Total assets		4,541,660,324
Liabilities
Payable for investments purchased	$12,759,931
Payable for fund shares redeemed	8,195,888
Accrued management fee	2,049,062
Distribution and service plan fees payable	222,498
Other affiliated payables	357,892
Other payables and accrued expenses	211,125
Collateral on securities loaned, at value	67,314,030
Total liabilities		91,110,426
Net Assets		$4,450,549,898
Net Assets consist of:
Paid in capital		$3,352,483,405
Undistributed net investment income		1,124,879
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(92,875,910)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,189,817,524
Net Assets		$4,450,549,898
Initial Class:
Net Asset Value, offering price and redemption price per share ($2,802,041,400 ÷ 49,102,187 shares)		$57.07
Service Class:
Net Asset Value, offering price and redemption price per share ($488,621,380 ÷ 8,591,979 shares)		$56.87
Service Class 2:
Net Asset Value, offering price and redemption price per share ($862,890,027 ÷ 15,332,165 shares)		$56.28
Investor Class:
Net Asset Value, offering price and redemption price per share ($296,997,091 ÷ 5,224,397 shares)		$56.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$16,151,744
Income from Fidelity Central Funds		803,344
Total income		16,955,088
Expenses
Management fee	$12,203,714
Transfer agent fees	1,584,154
Distribution and service plan fees	1,317,079
Accounting and security lending fees	535,481
Custodian fees and expenses	57,013
Independent trustees' fees and expenses	10,095
Depreciation in deferred trustee compensation account	(188)
Audit	40,192
Legal	4,042
Miscellaneous	19,568
Total expenses before reductions	15,771,150
Expense reductions	(109,863)	15,661,287
Net investment income (loss)		1,293,801
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(80,336,866)
Foreign currency transactions	(2,138)
Total net realized gain (loss)		(80,339,004)
Change in net unrealized appreciation (depreciation) on: Investment securities	(77,397,473)
Assets and liabilities in foreign currencies	(22)
Total change in net unrealized appreciation (depreciation)		(77,397,495)
Net gain (loss)		(157,736,499)
Net increase (decrease) in net assets resulting from operations		$(156,442,698)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,293,801	$10,937,658
Net realized gain (loss)	(80,339,004)	435,701,581
Change in net unrealized appreciation (depreciation)	(77,397,495)	(112,813,977)
Net increase (decrease) in net assets resulting from operations	(156,442,698)	333,825,262
Distributions to shareholders from net investment income	–	(9,674,651)
Distributions to shareholders from net realized gain	(440,759,902)	(149,807,636)
Total distributions	(440,759,902)	(159,482,287)
Share transactions - net increase (decrease)	207,916,298	(152,738,757)
Redemption fees	–	9,639
Total increase (decrease) in net assets	(389,286,302)	21,613,857
Net Assets
Beginning of period	4,839,836,200	4,818,222,343
End of period	$4,450,549,898	$4,839,836,200
Other Information
Undistributed net investment income end of period	$1,124,879	$–
Distributions in excess of net investment income end of period	$–	$(168,922)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$65.75	$63.48	$57.14	$42.05	$36.89	$37.09
Income from Investment Operations
Net investment income (loss)A	.03	.19	.20	.14	.26	.14
Net realized and unrealized gain (loss)	(2.65)	4.24	6.26	15.13	5.16	(.06)
Total from investment operations	(2.62)	4.43	6.46	15.27	5.42	.08
Distributions from net investment income	–	(.17)	(.12)	(.15)	(.26)	(.15)B
Distributions from net realized gain	(6.06)	(1.98)	–	(.04)	–	(.12)B
Total distributions	(6.06)	(2.16)C	(.12)	(.18)D	(.26)	(.28)E
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$57.07	$65.75	$63.48	$57.14	$42.05	$36.89
Total ReturnG,H,I	(3.04)%	7.17%	11.30%	36.34%	14.69%	.20%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.65%L	.64%	.65%	.66%	.66%	.66%
Expenses net of fee waivers, if any	.64%L	.64%	.65%	.65%	.66%	.66%
Expenses net of all reductions	.64%L	.64%	.64%	.65%	.65%	.66%
Net investment income (loss)	.12%L	.29%	.34%	.28%	.64%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$2,802,041	$3,045,732	$3,143,666	$3,179,928	$2,613,977	$2,583,122
Portfolio turnover rateM	50%L	63%	46%	74%	68%	71%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.16 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $1.984 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.035 per share.

 E Total distributions of $.28 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.123 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$65.57	$63.32	$57.00	$41.95	$36.81	$36.99
Income from Investment Operations
Net investment income (loss)A	.01	.12	.14	.09	.22	.10
Net realized and unrealized gain (loss)	(2.65)	4.22	6.24	15.09	5.13	(.05)
Total from investment operations	(2.64)	4.34	6.38	15.18	5.35	.05
Distributions from net investment income	–	(.11)	(.06)	(.10)	(.21)	(.11)B
Distributions from net realized gain	(6.06)	(1.98)	–	(.04)	–	(.12)B
Total distributions	(6.06)	(2.09)	(.06)	(.13)C	(.21)	(.23)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$56.87	$65.57	$63.32	$57.00	$41.95	$36.81
Total ReturnE,F,G	(3.09)%	7.05%	11.19%	36.20%	14.54%	.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	.75%J	.74%	.75%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.74%J	.74%	.75%	.75%	.76%	.76%
Expenses net of all reductions	.74%J	.74%	.74%	.75%	.75%	.76%
Net investment income (loss)	.02%J	.19%	.24%	.18%	.54%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$488,621	$527,178	$521,455	$491,959	$395,589	$395,217
Portfolio turnover rateK	50%J	63%	46%	74%	68%	71%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.035 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$65.01	$62.80	$56.57	$41.64	$36.53	$36.72
Income from Investment Operations
Net investment income (loss)A	(.04)	.02	.05	.01	.16	.04
Net realized and unrealized gain (loss)	(2.63)	4.20	6.18	14.98	5.10	(.05)
Total from investment operations	(2.67)	4.22	6.23	14.99	5.26	(.01)
Distributions from net investment income	–	(.02)	–	(.02)	(.15)	(.06)B
Distributions from net realized gain	(6.06)	(1.98)	–	(.04)	–	(.12)B
Total distributions	(6.06)	(2.01)C	–	(.06)	(.15)	(.18)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$56.28	$65.01	$62.80	$56.57	$41.64	$36.53
Total ReturnE,F,G	(3.17)%	6.90%	11.01%	36.00%	14.40%	(.03)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.90%J	.89%	.90%	.91%	.91%	.92%
Expenses net of fee waivers, if any	.89%J	.89%	.90%	.90%	.91%	.91%
Expenses net of all reductions	.89%J	.89%	.89%	.90%	.90%	.91%
Net investment income (loss)	(.13)%J	.04%	.09%	.03%	.39%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$862,890	$958,371	$845,165	$739,551	$592,407	$590,556
Portfolio turnover rateK	50%J	63%	46%	74%	68%	71%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.01 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $1.984 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$65.55	$63.30	$56.99	$41.95	$36.81	$37.00
Income from Investment Operations
Net investment income (loss)A	.01	.13	.15	.10	.23	.10
Net realized and unrealized gain (loss)	(2.65)	4.23	6.24	15.09	5.13	(.05)
Total from investment operations	(2.64)	4.36	6.39	15.19	5.36	.05
Distributions from net investment income	–	(.13)	(.08)	(.11)	(.22)	(.12)B
Distributions from net realized gain	(6.06)	(1.98)	–	(.04)	–	(.12)B
Total distributions	(6.06)	(2.11)	(.08)	(.15)	(.22)	(.24)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$56.85	$65.55	$63.30	$56.99	$41.95	$36.81
Total ReturnD,E,F	(3.09)%	7.09%	11.20%	36.22%	14.58%	.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%I	.72%	.73%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.73%I	.72%	.73%	.73%	.75%	.75%
Expenses net of all reductions	.72%I	.72%	.73%	.73%	.74%	.74%
Net investment income (loss)	.04%I	.21%	.25%	.20%	.55%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$296,997	$308,555	$269,599	$214,067	$143,005	$126,551
Portfolio turnover rateJ	50%I	63%	46%	74%	68%	71%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Service Class 2R shares during the period April 24, 2002 through April 30, 2015, and all outstanding shares were converted to Service Class 2 shares by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,314,847,936
Gross unrealized depreciation	(131,225,579)
Net unrealized appreciation (depreciation) on securities	$1,183,622,357
Tax cost	$3,318,405,231

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,064,698,379 and $1,203,765,760, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$242,797
Service Class 2	1,074,282
$1,317,079

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, were as follows:

Initial Class	$925,675
Service Class	160,246
Service Class 2	283,610
Investor Class	214,623
$1,584,154

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18,261 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,058 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $31,308,580. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $397,712, including $66,816 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $92,427 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $111.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,325.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$7,934,061
Service Class	–	849,151
Service Class 2	–	305,804
Investor Class	–	585,635
Total	$–	$9,674,651
From net realized gain
Initial Class	$278,171,056	$97,164,090
Service Class	48,192,555	16,191,802
Service Class 2	85,729,729	26,884,961
Service Class 2R	–	1,176,586
Investor Class	28,666,562	8,390,197
Total	$440,759,902	$149,807,636

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	664,453	1,537,295	$37,553,685	$99,048,414
Reinvestment of distributions	5,371,135	1,689,662	278,171,056	105,098,151
Shares redeemed	(3,259,725)	(6,421,101)	(185,141,368)	(414,843,526)
Net increase (decrease)	2,775,863	(3,194,144)	$130,583,373	$(210,696,961)
Service Class
Shares sold	298,937	644,139	$17,059,214	$41,667,908
Reinvestment of distributions	933,422	274,936	48,192,555	17,040,953
Shares redeemed	(679,955)	(1,114,617)	(38,706,990)	(71,657,612)
Net increase (decrease)	552,404	(195,542)	$26,544,779	$(12,948,751)
Service Class 2
Shares sold	1,056,626	3,196,114	$59,316,655	$203,598,694
Reinvestment of distributions	1,676,701	443,005	85,729,722	27,190,765
Shares redeemed	(2,143,304)	(2,354,140)	(120,705,785)	(149,858,061)
Net increase (decrease)	590,023	1,284,979	$24,340,592	$80,931,398
Service Class 2R
Shares sold	–	23,176	$–	$1,461,854
Reinvestment of distributions	–	19,285	–	1,176,586
Shares redeemed	–	(655,812)	–	(41,405,549)
Net increase (decrease)	–	(613,351)	$–	$(38,767,109)
Investor Class
Shares sold	352,922	765,618	$20,057,874	$49,281,957
Reinvestment of distributions	555,446	144,780	28,666,562	8,975,832
Shares redeemed	(391,494)	(461,826)	(22,276,882)	(29,515,123)
Net increase (decrease)	516,874	448,572	$26,447,554	$28,742,666

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment advisor or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 25% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.64%
Actual		$1,000.00	$969.60	$3.13
Hypothetical-C		$1,000.00	$1,021.68	$3.22
Service Class	.74%
Actual		$1,000.00	$969.10	$3.62
Hypothetical-C		$1,000.00	$1,021.18	$3.72
Service Class 2.89%
Actual		$1,000.00	$968.30	$4.36
Hypothetical-C		$1,000.00	$1,020.44	$4.47
Investor Class	.73%
Actual		$1,000.00	$969.10	$3.57
Hypothetical-C		$1,000.00	$1,021.23	$3.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPGRWT-SANN-0816
1.705692.118

Fidelity® Variable Insurance Products: High Income Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
APX Group, Inc.	2.8	2.2
JC Penney Corp., Inc.	2.2	1.8
Lucent Technologies, Inc	2.1	2.1
Valeant Pharmaceuticals International, Inc.	2.0	1.0
Clear Channel Communications, Inc.	1.9	2.0
	11.0

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.3	9.8
Telecommunications	11.2	12.7
Banks & Thrifts	7.0	6.7
Technology	7.0	6.2
Healthcare	6.8	5.5

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA,AA,A	0.1%
BBB	1.0%
BB	39.2%
B	35.5%
CCC,CC,C	18.5%
Not Rated	0.2%
Equities	0.4%
Short-Term Investments and Net Other Assets	5.1%

As of December 31, 2015
AAA,AA,A	0.1%
BBB	1.9%
BB	31.5%
B	42.6%
CCC,CC,C	16.4%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	7.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Nonconvertible Bonds	79.9%
Convertible Bonds, Preferred Stocks	0.4%
Bank Loan Obligations	7.3%
Other Investments	7.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 26.1%

As of December 31, 2015*
Nonconvertible Bonds	74.9%
Bank Loan Obligations	9.5%
Other Investments	8.4%
Short-Term Investments and Net Other Assets (Liabilities)	7.2%

 * Foreign investments - 27.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.9%
	Principal Amount	Value
Aerospace - 0.1%
TransDigm, Inc.:
6% 7/15/22	$405,000	$407,098
6.375% 6/15/26 (a)	1,295,000	1,291,763

TOTAL AEROSPACE		1,698,861

Air Transportation - 2.0%
Air Canada 7.75% 4/15/21 (a)	895,000	928,563
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	3,065,000	2,919,413
Allegiant Travel Co. 5.5% 7/15/19	2,335,000	2,387,538
American Airlines Group, Inc. 4.625% 3/1/20 (a)	2,540,000	2,425,700
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	423,762	435,416
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,975,020	2,177,459
5.5% 4/29/22	2,323,496	2,393,201
6.125% 4/29/18	520,000	547,300
9.25% 5/10/17	338,477	356,670
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	1,176,007	1,346,528
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,645,213
Series 2013-1 Class B, 5.375% 5/15/23	643,727	660,625
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,979,146	2,043,469
9.75% 1/15/17	790,192	817,058
United Continental Holdings, Inc. 6.375% 6/1/18	300,000	312,750

TOTAL AIR TRANSPORTATION		23,396,903

Automotive & Auto Parts - 0.9%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	1,805,000	1,583,888
Tenneco, Inc. 5% 7/15/26	995,000	1,009,298
The Goodyear Tire & Rubber Co. 5% 5/31/26	2,950,000	3,005,313
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	4,665,000	4,726,205

TOTAL AUTOMOTIVE & AUTO PARTS		10,324,704

Broadcasting - 1.7%
AMC Networks, Inc. 5% 4/1/24	1,680,000	1,662,990
Clear Channel Communications, Inc.:
5.5% 12/15/16	14,680,000	13,432,200
6.875% 6/15/18	170,000	116,450
9% 12/15/19	865,000	648,750
10% 1/15/18	5,510,000	2,837,650
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	1,355,000	1,344,838

TOTAL BROADCASTING		20,042,878

Building Materials - 1.4%
Beacon Roofing Supply, Inc. 6.375% 10/1/23	830,000	869,425
Building Materials Corp. of America:
5.375% 11/15/24 (a)	3,265,000	3,322,138
6% 10/15/25 (a)	2,605,000	2,722,225
Building Materials Holding Corp. 9% 9/15/18 (a)	2,050,000	2,134,563
CEMEX Finance LLC 6% 4/1/24 (a)	1,745,000	1,692,650
CEMEX S.A.B. de CV 7.75% 4/16/26 (a)	2,030,000	2,129,673
Standard Industries, Inc. 5.125% 2/15/21 (a)	2,735,000	2,810,213
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	665,000	665,000

TOTAL BUILDING MATERIALS		16,345,887

Cable/Satellite TV - 3.9%
Altice SA 7.75% 5/15/22 (a)	17,675,000	17,851,750
Altice U.S. Finance SA 5.5% 5/15/26 (a)	2,945,000	2,945,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (a)	900,000	905,063
5.5% 5/1/26 (a)	3,635,000	3,689,525
DISH DBS Corp. 7.75% 7/1/26 (a)	2,225,000	2,291,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	2,410,000	2,470,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,685,000	1,651,300
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,180,000	3,092,550
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (a)(b)	391,875	377,670
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (a)	7,920,000	8,236,800
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	1,810,000	1,746,650

TOTAL CABLE/SATELLITE TV		45,258,308

Capital Goods - 0.4%
General Cable Corp. 5.75% 10/1/22 (b)	905,000	832,600
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,830,000	3,983,200

TOTAL CAPITAL GOODS		4,815,800

Chemicals - 0.5%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	3,945,000	2,840,400
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,395,000	3,428,950

TOTAL CHEMICALS		6,269,350

Consumer Products - 0.4%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	5,000,000	4,975,000
Containers - 2.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	3,927,396	3,952,556
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.8896% 5/15/21 (a)(b)	2,225,000	2,233,344
4.625% 5/15/23 (a)	3,685,000	3,629,725
7% 11/15/20 (a)	779,822	764,226
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	1,265,000	1,147,988
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	5,000,000	4,962,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.2109% 7/15/21 (a)(b)	1,470,000	1,473,675
5.125% 7/15/23 (a)	2,385,000	2,414,813
5.75% 10/15/20	2,990,000	3,087,175

TOTAL CONTAINERS		23,666,002

Diversified Financial Services - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	2,895,000	2,895,000
Aircastle Ltd. 5% 4/1/23	750,000	762,150
FLY Leasing Ltd. 6.375% 10/15/21	2,890,000	2,803,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,675,000	2,614,813
5.875% 2/1/22	6,495,000	6,122,382
6% 8/1/20	2,775,000	2,740,313
ILFC E-Capital Trust I 3.98% 12/21/65 (a)(b)	4,595,000	3,607,075
ILFC E-Capital Trust II 4.23% 12/21/65 (a)(b)	7,445,000	5,862,938
Navient Corp.:
5% 10/26/20	320,000	300,000
5.875% 3/25/21	2,100,000	1,983,177
5.875% 10/25/24	2,085,000	1,782,675
SLM Corp.:
4.875% 6/17/19	2,275,000	2,195,375
5.5% 1/25/23	5,025,000	4,409,438

TOTAL DIVERSIFIED FINANCIAL SERVICES		38,078,636

Diversified Media - 0.5%
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,485,000	3,458,863
WMG Acquisition Corp. 6.75% 4/15/22 (a)	2,485,000	2,509,850

TOTAL DIVERSIFIED MEDIA		5,968,713

Electric Utilities No Longer Use - 0.4%
Calpine Corp. 5.25% 6/1/26 (a)	2,855,000	2,847,863
The AES Corp. 6% 5/15/26	2,260,000	2,308,025

TOTAL ELECTRIC UTILITIES NO LONGER USE		5,155,888

Energy - 12.6%
Antero Resources Corp.:
5.125% 12/1/22	6,985,000	6,705,600
5.625% 6/1/23 (Reg. S)	2,500,000	2,425,000
Antero Resources Finance Corp. 5.375% 11/1/21	2,230,000	2,179,825
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (a)	1,555,000	1,596,798
Chesapeake Energy Corp. 8% 12/15/22 (a)	3,750,000	3,178,125
Citgo Holding, Inc. 10.75% 2/15/20 (a)	1,260,000	1,266,300
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	2,970,000	2,843,775
Concho Resources, Inc. 5.5% 4/1/23	3,000,000	3,007,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,650,000	3,139,000
Denbury Resources, Inc.:
4.625% 7/15/23	2,630,000	1,696,350
6.375% 8/15/21	2,550,000	1,759,500
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	8,435,000	8,287,388
Energy Transfer Equity LP 5.875% 1/15/24	3,545,000	3,447,513
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	2,240,000	1,344,000
7.75% 9/1/22	1,005,000	613,050
9.375% 5/1/20	3,360,000	2,377,200
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	6,300,000	5,638,500
Forbes Energy Services Ltd. 9% 6/15/19	7,795,000	3,351,850
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,845,000	2,638,738
Gibson Energy, Inc. 6.75% 7/15/21 (a)	3,635,000	3,616,825
Halcon Resources Corp. 8.625% 2/1/20 (a)	2,855,000	2,692,608
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,675,000	1,561,770
5.75% 10/1/25 (a)	1,995,000	1,905,225
Hornbeck Offshore Services, Inc.:
5% 3/1/21	235,000	139,238
5.875% 4/1/20	1,260,000	796,950
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,525,000	2,569,188
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	3,070,000	3,185,125
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,495,000	3,425,100
Rice Energy, Inc.:
6.25% 5/1/22	9,440,000	9,369,200
7.25% 5/1/23	6,675,000	6,775,125
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	7,595,000	7,670,950
5.625% 3/1/25	5,695,000	5,662,823
5.75% 5/15/24	2,095,000	2,079,288
5.875% 6/30/26 (a)	2,225,000	2,233,344
6.25% 3/15/22	1,560,000	1,602,900
SM Energy Co. 6.5% 11/15/21	905,000	848,438
Southwestern Energy Co. 4.05% 1/23/20	1,715,000	1,684,988
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (a)	2,675,000	2,641,563
6.25% 4/15/21 (a)	1,900,000	1,895,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	400,000	378,000
6.75% 3/15/24 (a)	3,065,000	3,141,625
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,925,000	4,826,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	135,000	141,075
5.875% 10/1/20	155,000	159,263
6.125% 10/15/21	995,000	1,029,825
6.25% 10/15/22	1,535,000	1,600,238
The Williams Companies, Inc.:
3.7% 1/15/23	2,185,000	1,933,725
4.55% 6/24/24	2,915,000	2,677,428
Transocean, Inc.:
6.8% 3/15/38	1,320,000	861,300
7.5% 4/15/31	525,000	343,875
Weatherford International Ltd.:
7.75% 6/15/21	1,655,000	1,611,556
8.25% 6/15/23	2,220,000	2,109,000
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,980,000	1,950,300
Whiting Petroleum Corp. 6.5% 10/1/18	925,000	888,000
WPX Energy, Inc.:
5.25% 9/15/24	1,890,000	1,663,200
6% 1/15/22	1,440,000	1,339,200
7.5% 8/1/20	1,545,000	1,542,095

TOTAL ENERGY		148,048,115

Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,289,164	1,373,697
Environmental - 0.5%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	6,380,000	6,156,700
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (a)	1,300,000	1,342,250
Tesco PLC 6.15% 11/15/37 (a)	5,395,000	5,025,227
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,005,000	1,764,400

TOTAL FOOD & DRUG RETAIL		8,131,877

Food/Beverage/Tobacco - 4.1%
ESAL GmbH 6.25% 2/5/23 (a)	16,225,000	16,022,188
JBS Investments GmbH:
7.25% 4/3/24 (a)	1,350,000	1,390,500
7.75% 10/28/20 (a)	3,640,000	3,840,200
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	2,765,000	2,678,594
8.25% 2/1/20 (a)	3,830,000	3,964,050
Minerva Luxembourg SA 7.75% 1/31/23 (a)	9,825,000	10,090,275
U.S. Foods, Inc. 5.875% 6/15/24 (a)	1,375,000	1,409,375
Vector Group Ltd.:
7.75% 2/15/21 (a)	900,000	937,125
7.75% 2/15/21	7,035,000	7,325,194

TOTAL FOOD/BEVERAGE/TOBACCO		47,657,501

Gaming - 2.9%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21	1,645,000	1,694,350
5.375% 4/15/26	515,000	530,450
MCE Finance Ltd. 5% 2/15/21 (a)	6,075,000	6,011,364
Scientific Games Corp.:
6.625% 5/15/21	13,500,000	8,032,500
7% 1/1/22 (a)	2,780,000	2,793,900
10% 12/1/22	4,020,000	3,266,250
Wynn Macau Ltd. 5.25% 10/15/21 (a)	12,515,000	12,174,592

TOTAL GAMING		34,503,406

Healthcare - 6.5%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	835,000	747,325
Centene Corp.:
4.75% 5/15/22	2,950,000	3,009,000
5.625% 2/15/21 (a)	1,515,000	1,579,388
6.125% 2/15/24 (a)	835,000	887,709
Community Health Systems, Inc.:
6.875% 2/1/22	2,860,000	2,502,500
7.125% 7/15/20	5,085,000	4,714,253
Endo Finance LLC 5.875% 1/15/23 (a)	425,000	368,688
HCA Holdings, Inc.:
5% 3/15/24	2,105,000	2,178,675
5.25% 6/15/26	6,445,000	6,690,716
HealthSouth Corp.:
5.125% 3/15/23	815,000	798,700
5.75% 9/15/25	4,655,000	4,608,450
Horizon Pharma PLC 6.625% 5/1/23	2,260,000	2,101,800
Kindred Healthcare, Inc.:
8% 1/15/20	1,450,000	1,442,750
8.75% 1/15/23	3,840,000	3,789,619
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	610,000	544,193
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	1,275,000	1,357,875
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (a)	1,155,000	1,183,875
Teleflex, Inc. 4.875% 6/1/26	940,000	949,400
Tenet Healthcare Corp.:
5% 3/1/19	2,265,000	2,191,388
6.75% 6/15/23	3,440,000	3,293,800
8.125% 4/1/22	4,985,000	5,108,628
Universal Health Services, Inc. 4.75% 8/1/22 (a)	1,920,000	1,952,870
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20(a)	7,255,000	6,198,491
5.625% 12/1/21 (a)	1,925,000	1,588,125
5.875% 5/15/23 (a)	3,690,000	2,979,675
6.125% 4/15/25 (a)	2,220,000	1,781,550
6.75% 8/15/18 (a)	5,765,000	5,577,638
VPI Escrow Corp. 6.375% 10/15/20 (a)	6,750,000	5,805,000

TOTAL HEALTHCARE		75,932,081

Homebuilders/Real Estate - 1.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	15,000	14,175
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (a)	70,000	63,875
CalAtlantic Group, Inc. 5.25% 6/1/26	2,715,000	2,633,550
Howard Hughes Corp. 6.875% 10/1/21 (a)	2,870,000	2,891,525
M/I Homes, Inc. 6.75% 1/15/21	2,925,000	2,910,375
Meritage Homes Corp. 6% 6/1/25	1,775,000	1,783,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	1,395,000	1,401,975
TRI Pointe Homes, Inc. 5.875% 6/15/24	725,000	736,781
VEREIT Operating Partnership LP:
4.125% 6/1/21	1,035,000	1,079,629
4.875% 6/1/26	1,035,000	1,060,875
William Lyon Homes, Inc.:
5.75% 4/15/19	2,370,000	2,322,600
7% 8/15/22	4,863,000	4,814,370

TOTAL HOMEBUILDERS/REAL ESTATE		21,713,605

Hotels - 0.2%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	2,405,000	2,341,869
Insurance - 0.4%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	4,405,000	4,349,938
Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (a)	6,110,000	4,628,325
Metals/Mining - 1.4%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	4,175,000	3,674,000
3.875% 3/15/23	3,090,000	2,703,750
4.55% 11/14/24	1,910,000	1,671,250
Lundin Mining Corp.:
7.5% 11/1/20 (a)	580,000	591,600
7.875% 11/1/22 (a)	2,810,000	2,873,225
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	2,845,000	2,720,531
Teck Resources Ltd.:
8% 6/1/21 (a)	860,000	885,800
8.5% 6/1/24 (a)	860,000	892,250

TOTAL METALS/MINING		16,012,406

Paper - 0.1%
Xerium Technologies, Inc. 8.875% 6/15/18	1,570,000	1,546,450
Publishing/Printing - 0.9%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	1,025,000	1,060,875
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	7,705,000	7,782,050
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	1,550,000	1,441,500
7% 2/15/22	585,000	573,300

TOTAL PUBLISHING/PRINTING		10,857,725

Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (a)	1,050,000	1,068,375
5.25% 6/1/26 (a)	1,050,000	1,076,250

TOTAL RESTAURANTS		2,144,625

Services - 4.3%
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	2,000,000	1,755,000
APX Group, Inc.:
6.375% 12/1/19	18,720,000	18,532,800
7.875% 12/1/22 (a)	3,045,000	3,067,838
8.75% 12/1/20	11,335,000	10,399,863
Aramark Services, Inc.:
4.75% 6/1/26 (a)	1,475,000	1,445,500
5.125% 1/15/24 (a)	1,475,000	1,504,500
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	1,200,000	1,032,000
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (a)	2,460,000	2,361,600
Garda World Security Corp.:
7.25% 11/15/21 (a)	2,200,000	1,776,500
7.25% 11/15/21 (a)	3,715,000	2,999,863
Hertz Corp. 6.25% 10/15/22	890,000	916,700
United Rentals North America, Inc.:
4.625% 7/15/23	2,900,000	2,925,375
5.5% 7/15/25	1,615,000	1,590,775

TOTAL SERVICES		50,308,314

Steel - 0.4%
Evraz, Inc. NA Canada 7.5% 11/15/19 (a)	1,740,000	1,696,500
Steel Dynamics, Inc. 5.125% 10/1/21	3,030,000	3,101,963

TOTAL STEEL		4,798,463

Super Retail - 2.9%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	5,210,000	5,366,300
JC Penney Corp., Inc.:
5.65% 6/1/20	13,275,000	12,478,500
5.875% 7/1/23 (a)	850,000	855,313
7.4% 4/1/37	9,190,000	7,352,000
8.125% 10/1/19	1,470,000	1,520,994
L Brands, Inc.:
6.75% 7/1/36	2,230,000	2,228,595
6.875% 11/1/35	1,490,000	1,508,625
Netflix, Inc. 5.875% 2/15/25	1,085,000	1,137,894
Sally Holdings LLC 5.625% 12/1/25	1,185,000	1,241,288

TOTAL SUPER RETAIL		33,689,509

Technology - 6.2%
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	3,500,000	3,955,000
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,260,000	2,178,075
Lucent Technologies, Inc.:
6.45% 3/15/29	19,650,000	20,485,100
6.5% 1/15/28	3,265,000	3,354,788
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,695,000	1,444,988
5.25% 1/15/24 (a)	660,000	559,350
5.5% 2/1/25	210,000	178,500
5.625% 1/15/26 (a)	2,650,000	2,206,125
5.875% 2/15/22	350,000	329,000
Microsemi Corp. 9.125% 4/15/23 (a)	1,000,000	1,100,000
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	675,000	686,813
6% 7/1/24 (a)	2,980,000	2,994,900
NXP BV/NXP Funding LLC 4.625% 6/1/23 (a)	1,450,000	1,475,375
Open Text Corp. 5.875% 6/1/26 (a)	3,940,000	3,964,625
Qorvo, Inc.:
6.75% 12/1/23 (a)	4,270,000	4,440,800
7% 12/1/25 (a)	4,794,000	5,057,670
Sensata Technologies BV 5% 10/1/25 (a)	2,470,000	2,480,843
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	2,080,000	2,152,800
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,650,000	3,837,063
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	6,135,000	6,349,725
13.375% 10/15/19	2,835,000	3,012,188

TOTAL TECHNOLOGY		72,243,728

Telecommunications - 10.9%
Altice Financing SA:
6.5% 1/15/22 (a)	685,000	691,850
6.625% 2/15/23 (a)	2,595,000	2,547,953
7.5% 5/15/26 (a)	2,210,000	2,165,800
Altice Finco SA:
7.625% 2/15/25 (a)	5,555,000	5,082,825
9.875% 12/15/20 (a)	2,985,000	3,184,622
Columbus International, Inc. 7.375% 3/30/21(a)	13,805,000	14,578,080
Digicel Group Ltd.:
6% 4/15/21 (a)	7,910,000	6,780,452
7% 2/15/20 (a)	295,000	272,875
7.125% 4/1/22 (a)	5,405,000	4,019,969
8.25% 9/30/20 (a)	6,105,000	5,097,675
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	8,905,000	8,281,650
Level 3 Financing, Inc. 5.25% 3/15/26 (a)	2,750,000	2,695,000
MetroPCS Wireless, Inc. 6.625% 11/15/20	2,025,000	2,088,281
Millicom International Cellular SA 6% 3/15/25 (a)	6,410,000	6,249,750
Neptune Finco Corp.:
10.125% 1/15/23 (a)	3,775,000	4,228,000
10.875% 10/15/25 (a)	4,200,000	4,801,104
Numericable Group SA 6% 5/15/22 (a)	4,540,000	4,415,150
Sable International Finance Ltd. 6.875% 8/1/22 (a)	6,100,000	6,126,352
Sprint Capital Corp.:
6.875% 11/15/28	8,020,000	6,295,700
8.75% 3/15/32	4,935,000	4,219,425
Sprint Communications, Inc. 7% 3/1/20 (a)	2,860,000	2,994,391
Sprint Corp.:
7.25% 9/15/21	6,765,000	5,767,163
7.625% 2/15/25	7,015,000	5,550,619
7.875% 9/15/23	4,240,000	3,466,200
T-Mobile U.S.A., Inc. 6.625% 4/1/23	7,890,000	8,358,508
Telecom Italia Capital SA 6% 9/30/34	2,674,000	2,553,670
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	1,880,000	1,842,400
7.375% 4/23/21 (a)	2,865,000	2,728,913
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25	815,000	831,300

TOTAL TELECOMMUNICATIONS		127,915,677

Transportation Ex Air/Rail - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,805,000	2,986,925
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	4,000,000	1,780,000

TOTAL TRANSPORTATION EX AIR/RAIL		4,766,925

Utilities - 4.5%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	9,550,000	9,168,000
Dynegy, Inc.:
6.75% 11/1/19	2,885,000	2,888,606
7.375% 11/1/22	7,205,000	6,952,825
7.625% 11/1/24	8,420,000	8,083,200
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,876,000	1,561,770
7% 6/15/23	4,250,000	3,548,750
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	11,959,835	12,797,024
PPL Energy Supply LLC 6.5% 6/1/25	1,105,000	917,150
RJS Power Holdings LLC 4.625% 7/15/19 (a)	6,165,000	5,425,200
The AES Corp. 3.6731% 6/1/19 (b)	817,000	814,958

TOTAL UTILITIES		52,157,483

TOTAL NONCONVERTIBLE BONDS
(Cost $964,608,072)		937,275,349
	Shares	Value

Common Stocks - 0.0%
Healthcare - 0.0%
HealthSouth Corp. warrants 1/17/17 (c)	1,922	3,248
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (c)	1	35,011
TOTAL COMMON STOCKS
(Cost $1,175,746)		38,259

Convertible Preferred Stocks - 0.4%
Energy - 0.4%
Southwestern Energy Co. Series B 6.25%
(Cost $2,641,725)	149,000	4,484,900
	Principal Amount	Value

Bank Loan Obligations - 7.3%
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	1,734,600	1,711,686
Broadcasting - 0.4%
Clear Channel Communications, Inc. Tranche D, term loan 7.2103% 1/30/19 (b)	6,570,000	4,781,515
Building Materials - 0.7%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (b)	3,225,625	3,220,916
GYP Holdings III Corp. Tranche 1LN, term loan 4.75% 4/1/21 (b)	2,340,339	2,293,532
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	3,319,913	3,245,214

TOTAL BUILDING MATERIALS		8,759,662

Cable/Satellite TV - 0.4%
Numericable LLC:
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	4,244,363	4,179,169
Tranche B, term loan 5% 1/15/24 (b)	450,000	445,500

TOTAL CABLE/SATELLITE TV		4,624,669

Containers - 0.3%
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	3,993,407	3,951,796
Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	1,575,000	1,378,125
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	395,000	380,515

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,758,640

Energy - 0.3%
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	2,402,916	2,104,546
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	2,019,821	896,801

TOTAL ENERGY		3,001,347

Food & Drug Retail - 0.1%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (b)	685,000	683,116
Pizza Hut Holdings LLC Tranche B, term loan 3.1923% 6/16/23 (b)	345,000	345,000

TOTAL FOOD & DRUG RETAIL		1,028,116

Gaming - 0.6%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	2,721,801	2,549,429
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	3,669,125	3,614,088
Station Casinos LLC Tranche B, term loan 3.75% 6/8/23 (b)	485,000	481,969

TOTAL GAMING		6,645,486

Healthcare - 0.3%
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.72% 10/20/18 (b)	1,875,489	1,822,975
Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	2,322,679	2,255,182

TOTAL HEALTHCARE		4,078,157

Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	318,500	306,158
Publishing/Printing - 0.3%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	620,000	618,295
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	3,621,296	3,476,445

TOTAL PUBLISHING/PRINTING		4,094,740

Services - 1.3%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	1,470,000	1,411,200
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	4,407,000	4,280,299
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (b)	1,566,615	1,518,049
Tranche DD, term loan 4.0039% 11/8/20 (b)	594,431	576,004
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	4,811,626	4,653,227
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,645,254	2,499,765

TOTAL SERVICES		14,938,544

Super Retail - 0.4%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	2,785,000	2,762,386
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	1,566,045	1,558,027

TOTAL SUPER RETAIL		4,320,413

Technology - 0.8%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	2,711,375	2,707,145
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	2,089,173	2,049,353
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (b)	2,314,453	2,324,104
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	1,855,152	1,836,601

TOTAL TECHNOLOGY		8,917,203

Telecommunications - 0.3%
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	3,370,255	3,330,250
Utilities - 0.8%
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	2,517,350	2,492,177
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	5,650,000	5,395,750
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	1,253,538	1,190,862

TOTAL UTILITIES		9,078,789

TOTAL BANK LOAN OBLIGATIONS
(Cost $86,732,613)		85,327,171

Preferred Securities - 7.3%
Banks & Thrifts - 7.0%
BAC Capital Trust XIV 4% (b)(d)	1,165,000	873,549
Bank of America Corp.:
6.1% (b)(d)	4,370,000	4,512,334
6.25% (b)(d)	1,550,000	1,605,243
Barclays Bank PLC 7.625% 11/21/22	15,315,000	16,612,873
Barclays PLC:
6.625% (b)(d)	6,035,000	5,403,621
8.25% (b)(d)	2,900,000	2,845,036
BNP Paribas SA 7.375% (a)(b)(d)	2,955,000	2,972,574
Citigroup, Inc.:
5.875% (b)(d)	1,460,000	1,423,976
5.95% (b)(d)	1,775,000	1,769,088
6.125% (b)(d)	4,250,000	4,346,996
6.3% (b)(d)	6,770,000	6,789,946
Credit Agricole SA:
6.625% (a)(b)(d)	12,405,000	11,275,403
7.875% (a)(b)(d)	2,125,000	2,033,013
8.125% (a)(b)(d)	1,755,000	1,746,103
JPMorgan Chase & Co. 6% (b)(d)	2,890,000	3,023,345
Lloyds Banking Group PLC 7.5% (b)(d)	4,110,000	4,020,876
Royal Bank of Scotland Group PLC:
7.5% (b)(d)	4,220,000	3,862,160
8% (b)(d)	4,885,000	4,556,324
Societe Generale 8% (a)(b)(d)	1,940,000	1,891,179

TOTAL BANKS & THRIFTS		81,563,639

Diversified Financial Services - 0.3%
American Express Co. 4.9% (b)(d)	4,290,000	4,164,005
TOTAL PREFERRED SECURITIES
(Cost $86,901,119)		85,727,644
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.43% (e)
(Cost $15,625,071)	15,625,071	15,625,071
TOTAL INVESTMENT PORTFOLIO - 96.2%
(Cost $1,157,684,346)		1,128,478,394
NET OTHER ASSETS (LIABILITIES) - 3.8%		44,610,287
NET ASSETS - 100%		$1,173,088,681

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $506,891,718 or 43.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$102,371

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$4,484,900	$4,484,900	$--	$--
Health Care	3,248	3,248	--	--
Telecommunication Services	35,011	--	--	35,011
Corporate Bonds	937,275,349	--	937,275,349	--
Bank Loan Obligations	85,327,171	--	85,327,171	--
Preferred Securities	85,727,644	--	85,727,644	--
Money Market Funds	15,625,071	15,625,071	--	--
Total Investments in Securities:	$1,128,478,394	$20,113,219	$1,108,330,164	$35,011

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.9%
Luxembourg	5.0%
Canada	4.6%
United Kingdom	4.0%
Cayman Islands	2.1%
France	2.1%
Austria	1.8%
Bermuda	1.6%
Ireland	1.3%
Barbados	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,142,059,275)	$1,112,853,323
Fidelity Central Funds (cost $15,625,071)	15,625,071
Total Investments (cost $1,157,684,346)		$1,128,478,394
Cash		148,229
Receivable for investments sold		29,184,286
Receivable for fund shares sold		1,137,853
Dividends receivable		116,406
Interest receivable		18,198,207
Distributions receivable from Fidelity Central Funds		14,917
Other receivables		2,988
Total assets		1,177,281,280
Liabilities
Payable for investments purchased	$2,912,081
Payable for fund shares redeemed	493,521
Accrued management fee	565,912
Distribution and service plan fees payable	52,134
Other affiliated payables	117,044
Other payables and accrued expenses	51,907
Total liabilities		4,192,599
Net Assets		$1,173,088,681
Net Assets consist of:
Paid in capital		$1,280,214,474
Undistributed net investment income		39,597,249
Accumulated undistributed net realized gain (loss) on investments		(117,517,090)
Net unrealized appreciation (depreciation) on investments		(29,205,952)
Net Assets		$1,173,088,681
Initial Class:
Net Asset Value, offering price and redemption price per share ($447,604,914 ÷ 84,711,948 shares)		$5.28
Service Class:
Net Asset Value, offering price and redemption price per share ($96,130,168 ÷ 18,323,925 shares)		$5.25
Service Class 2:
Net Asset Value, offering price and redemption price per share ($180,638,152 ÷ 35,320,547 shares)		$5.11
Investor Class:
Net Asset Value, offering price and redemption price per share ($448,715,447 ÷ 85,297,755 shares)		$5.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$3,125,165
Interest		37,385,095
Income from Fidelity Central Funds		102,371
Total income		40,612,631
Expenses
Management fee	$3,185,952
Transfer agent fees	457,188
Distribution and service plan fees	285,032
Accounting fees and expenses	199,496
Custodian fees and expenses	7,242
Independent trustees' fees and expenses	2,496
Audit	50,635
Legal	3,468
Miscellaneous	4,976
Total expenses before reductions	4,196,485
Expense reductions	(2,938)	4,193,547
Net investment income (loss)		36,419,084
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(50,537,488)
Total net realized gain (loss)		(50,537,488)
Change in net unrealized appreciation (depreciation) on investment securities		91,050,323
Net gain (loss)		40,512,835
Net increase (decrease) in net assets resulting from operations		$76,931,919

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,419,084	$74,112,311
Net realized gain (loss)	(50,537,488)	(34,846,782)
Change in net unrealized appreciation (depreciation)	91,050,323	(75,703,629)
Net increase (decrease) in net assets resulting from operations	76,931,919	(36,438,100)
Distributions to shareholders from net investment income	–	(74,758,068)
Distributions to shareholders from tax return of capital	–	(1,702,445)
Total distributions	–	(76,460,513)
Share transactions - net increase (decrease)	25,687,882	(71,055,257)
Redemption fees	–	4,877
Total increase (decrease) in net assets	102,619,801	(183,948,993)
Net Assets
Beginning of period	1,070,468,880	1,254,417,873
End of period	$1,173,088,681	$1,070,468,880
Other Information
Undistributed net investment income end of period	$39,597,249	$3,178,165

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$4.95	$5.52	$5.80	$5.81	$5.39	$5.57
Income from Investment Operations
Net investment income (loss)A	.164	.333	.317	.330	.361	.391
Net realized and unrealized gain (loss)	.166	(.531)	(.251)	.014	.405	(.171)
Total from investment operations	.330	(.198)	.066	.344	.766	.220
Distributions from net investment income	–	(.364)	(.347)	(.354)	(.346)	(.400)
Tax return of capital	–	(.008)	–	–	–	–
Total distributions	–	(.372)	(.347)	(.354)	(.346)	(.400)
Redemption fees added to paid in capitalA	–	–B	.001	–B	–B	–B
Net asset value, end of period	$5.28	$4.95	$5.52	$5.80	$5.81	$5.39
Total ReturnC,D,E	6.67%	(3.63)%	1.16%	5.95%	14.23%	4.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.68%	.68%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.68%H	.68%	.68%	.68%	.68%	.69%
Expenses net of all reductions	.68%H	.68%	.68%	.68%	.68%	.69%
Net investment income (loss)	6.50%H	5.94%	5.31%	5.55%	6.22%	6.85%
Supplemental Data
Net assets, end of period (000 omitted)	$447,605	$437,798	$493,390	$587,376	$606,506	$561,514
Portfolio turnover rateI	71%H	69%	79%	85%	55%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP High Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$4.92	$5.49	$5.77	$5.78	$5.36	$5.54
Income from Investment Operations
Net investment income (loss)A	.159	.324	.309	.323	.353	.384
Net realized and unrealized gain (loss)	.171	(.528)	(.248)	.015	.407	(.171)
Total from investment operations	.330	(.204)	.061	.338	.760	.213
Distributions from net investment income	–	(.358)	(.342)	(.348)	(.340)	(.393)
Tax return of capital	–	(.008)	–	–	–	–
Total distributions	–	(.366)	(.342)	(.348)	(.340)	(.393)
Redemption fees added to paid in capitalA	–	–B	.001	–B	–B	–B
Net asset value, end of period	$5.25	$4.92	$5.49	$5.77	$5.78	$5.36
Total ReturnC,D,E	6.71%	(3.76)%	1.07%	5.87%	14.20%	3.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.78%	.78%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.78%H	.78%	.78%	.77%	.78%	.79%
Expenses net of all reductions	.78%H	.77%	.78%	.77%	.78%	.79%
Net investment income (loss)	6.40%H	5.84%	5.22%	5.46%	6.13%	6.75%
Supplemental Data
Net assets, end of period (000 omitted)	$96,130	$73,313	$59,961	$68,982	$77,397	$91,573
Portfolio turnover rateI	71%H	69%	79%	85%	55%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP High Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$4.80	$5.36	$5.64	$5.66	$5.26	$5.45
Income from Investment Operations
Net investment income (loss)A	.152	.309	.294	.307	.338	.368
Net realized and unrealized gain (loss)	.158	(.514)	(.244)	.014	.396	(.170)
Total from investment operations	.310	(.205)	.050	.321	.734	.198
Distributions from net investment income	–	(.347)	(.331)	(.341)	(.334)	(.388)
Tax return of capital	–	(.008)	–	–	–	–
Total distributions	–	(.355)	(.331)	(.341)	(.334)	(.388)
Redemption fees added to paid in capitalA	–	–B	.001	–B	–B	–B
Net asset value, end of period	$5.11	$4.80	$5.36	$5.64	$5.66	$5.26
Total ReturnC,D,E	6.46%	(3.87)%	.90%	5.70%	13.97%	3.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H	.93%	.93%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.93%H	.93%	.93%	.92%	.93%	.94%
Expenses net of all reductions	.93%H	.93%	.93%	.92%	.93%	.94%
Net investment income (loss)	6.25%H	5.68%	5.06%	5.31%	5.98%	6.60%
Supplemental Data
Net assets, end of period (000 omitted)	$180,638	$160,639	$190,873	$280,444	$281,065	$220,333
Portfolio turnover rateI	71%H	69%	79%	85%	55%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$4.93	$5.50	$5.78	$5.79	$5.37	$5.56
Income from Investment Operations
Net investment income (loss)A	.162	.329	.314	.327	.358	.388
Net realized and unrealized gain (loss)	.168	(.529)	(.250)	.016	.407	(.180)
Total from investment operations	.330	(.200)	.064	.343	.765	.208
Distributions from net investment income	–	(.362)	(.345)	(.353)	(.345)	(.398)
Tax return of capital	–	(.008)	–	–	–	–
Total distributions	–	(.370)	(.345)	(.353)	(.345)	(.398)
Redemption fees added to paid in capitalA	–	–B	.001	–B	–B	–B
Net asset value, end of period	$5.26	$4.93	$5.50	$5.78	$5.79	$5.37
Total ReturnC,D,E	6.69%	(3.68)%	1.12%	5.95%	14.26%	3.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.71%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.71%H	.71%	.71%	.71%	.71%	.72%
Expenses net of all reductions	.71%H	.71%	.71%	.71%	.71%	.72%
Net investment income (loss)	6.47%H	5.90%	5.28%	5.52%	6.20%	6.82%
Supplemental Data
Net assets, end of period (000 omitted)	$448,715	$398,719	$448,590	$499,630	$438,772	$284,370
Portfolio turnover rateI	71%H	69%	79%	85%	55%	79%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Initial Class R shares, Service Class R shares and Service Class 2R shares during the period April 14, 2004 through April 30, 2015, and all outstanding shares were converted to Initial Class shares, Service Class shares and Service Class 2 shares, respectively, by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities. are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$25,277,470
Gross unrealized depreciation	(51,923,206)
Net unrealized appreciation (depreciation) on securities	$(26,645,736)
Tax cost	$1,155,124,130

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(32,444,142)
No expiration
Short-term	(18,773,155)
Long-term	(15,725,577)
Total no expiration	(34,498,732)
Total capital loss carryforward	$(66,942,874)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $452,706,674 and $375,061,447, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$45,354
Service Class 2	239,678
$285,032

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% ( .10% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$148,501
Service Class	30,840
Service Class 2	65,192
Investor Class	212,655
$457,188

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $971 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $687.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,251.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$30,271,360
Service Class	–	5,021,552
Service Class 2	–	11,158,618
Initial Class R	–	66,398
Service Class R	–	141,656
Service Class 2R	–	16,973
Investor Class	–	28,081,511
Total	$–	$74,758,068
Tax Return of Capital
Initial Class	$–	$689,361
Service Class	–	114,354
Service Class 2	–	254,112
Initial Class R	–	1,512
Service Class R	–	3,226
Service Class 2R	–	387
Investor Class	–	639,493
Total	$–	$1,702,445

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	5,047,844	13,536,727	$25,359,425	$76,672,620
Reinvestment of distributions	–	6,201,148	–	30,960,721
Shares redeemed	(8,706,206)	(20,735,059)	(43,981,413)	(116,078,980)
Net increase (decrease)	(3,658,362)	(997,184)	$(18,621,988)	$(8,445,639)
Service Class
Shares sold	5,965,127	12,073,949	$28,705,812	$68,857,945
Reinvestment of distributions	–	1,036,172	–	5,135,906
Shares redeemed	(2,537,392)	(9,143,701)	(12,838,952)	(51,198,724)
Net increase (decrease)	3,427,735	3,966,420	$15,866,860	$22,795,127
Service Class 2
Shares sold	17,275,448	36,910,424	$81,783,101	$200,274,021
Reinvestment of distributions	–	2,353,211	–	11,412,730
Shares redeemed	(15,404,881)	(41,437,258)	(75,889,006)	(225,020,406)
Net increase (decrease)	1,870,567	(2,173,623)	$5,894,095	$(13,333,655)
Initial Class R
Shares sold	–	193,583	$–	$1,076,984
Reinvestment of distributions	–	12,170	–	67,910
Shares redeemed	–	(5,091,711)	–	(29,179,152)
Net increase (decrease)	–	(4,885,958)	$–	$(28,034,258)
Service Class R
Shares sold	–	5,079,109	$–	$27,805,540
Reinvestment of distributions	–	26,152	–	144,882
Shares redeemed	–	(10,664,423)	–	(60,715,382)
Net increase (decrease)	–	(5,559,162)	$–	$(32,764,960)
Service Class 2R
Shares sold	–	614,607	$–	$3,317,430
Reinvestment of distributions	–	3,185	–	17,360
Shares redeemed	–	(1,439,867)	–	(8,022,465)
Net increase (decrease)	–	(822,075)	$–	$(4,687,675)
Investor Class
Shares sold	10,777,481	13,320,286	$54,012,212	$74,226,245
Reinvestment of distributions	–	5,775,386	–	28,721,004
Shares redeemed	(6,296,786)	(19,855,536)	(31,463,297)	(109,531,446)
Net increase (decrease)	4,480,695	(759,864)	$22,548,915	$(6,584,197)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 44% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.68%
Actual		$1,000.00	$1,066.70	$3.49
Hypothetical-C		$1,000.00	$1,021.48	$3.42
Service Class	.78%
Actual		$1,000.00	$1,067.10	$4.01
Hypothetical-C		$1,000.00	$1,020.98	$3.92
Service Class 2.93%
Actual		$1,000.00	$1,064.60	$4.77
Hypothetical-C		$1,000.00	$1,020.24	$4.67
Investor Class	.71%
Actual		$1,000.00	$1,066.90	$3.65
Hypothetical-C		$1,000.00	$1,021.33	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPHI-SANN-0816
1.705694.118

Fidelity® Variable Insurance Products: Overseas Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2016
Japan	21.3%
United States of America*	15.2%
United Kingdom	13.9%
France	9.1%
Germany	6.2%
Switzerland	5.3%
Cayman Islands	3.4%
Denmark	2.5%
Bailiwick of Jersey	2.5%
Other	20.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2015
United Kingdom	21.3%
Japan	20.1%
United States of America*	10.1%
France	8.8%
Switzerland	6.1%
Cayman Islands	4.5%
Germany	4.1%
Bailiwick of Jersey	2.5%
Italy	2.3%
Other	20.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.7	99.6
Short-Term Investments and Net Other Assets (Liabilities)	4.3	0.4

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.6	2.3
Norvo Nordisk A/S Series B (Denmark Pharmaceuticals)	2.0	2.0
Sanolfi SA (France, Pharmaceuticals)	2.0	1.8
Astellas Pharma, Inc. (Japan, Pharmaceuticals)	1.8	1.5
Naspers Ltd. Class N (South Africa, Media)	1.7	1.5
Wolseley PLC (Bailiwick of Jersey, Trading Companies & Distributors)	1.7	1.7
Welcia Holdings Co. Ltd. (Japan, Food & Staples Retailing)	1.5	1.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.5
NEXT Co. Ltd. (Japan, Media)	1.4	1.8
Diageo PLC (United Kingdom, Beverages)	1.3	0.9
	17.4

Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.0	28.0
Information Technology	16.3	14.6
Health Care	13.6	14.1
Financials	12.3	17.2
Consumer Staples	11.7	9.6
Industrials	6.6	6.1
Energy	4.7	3.9
Materials	3.4	2.7
Telecommunication Services	3.0	3.4
Utilities	0.1	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 1.8%
AMP Ltd.	423,882	$1,651,956
BHP Billiton Ltd.	318,002	4,431,751
Carsales.com Ltd.	1,336,269	12,380,234
McMillan Shakespeare Ltd.	646,607	6,658,820
Rio Tinto Ltd.	24,301	840,586

TOTAL AUSTRALIA		25,963,347

Austria - 0.4%
Wienerberger AG	401,900	5,631,830
Bailiwick of Jersey - 2.5%
Integrated Diagnostics Holdings PLC	221,000	878,188
Shire PLC	157,900	9,758,617
Wolseley PLC	479,191	24,814,251

TOTAL BAILIWICK OF JERSEY		35,451,056

Belgium - 0.7%
Ageas	66,760	2,320,529
KBC Groep NV (a)	82,713	4,067,901
UCB SA	52,200	3,919,561

TOTAL BELGIUM		10,307,991

Bermuda - 0.1%
Oriental Watch Holdings Ltd.	7,028,000	834,958
Canada - 0.3%
Entertainment One Ltd.	2,022,888	4,655,728
Cayman Islands - 3.4%
58.com, Inc. ADR (a)	156,400	7,177,196
Alibaba Group Holding Ltd. sponsored ADR (a)	161,500	12,844,095
Autohome, Inc. ADR Class A (a)	89,000	1,789,790
Bitauto Holdings Ltd. ADR (a)	42,600	1,148,496
Fu Shou Yuan International Group Ltd.	2,405,000	1,703,347
Goodbaby International Holdings Ltd.	1,589,000	733,770
New Oriental Education & Technology Group, Inc. sponsored ADR	102,100	4,275,948
Tencent Holdings Ltd.	823,700	18,895,409

TOTAL CAYMAN ISLANDS		48,568,051

China - 0.3%
TravelSky Technology Ltd. (H Shares)	1,954,000	3,777,515
Denmark - 2.5%
Danske Bank A/S	150,440	3,959,638
Novo Nordisk A/S:
Series B	89,625	4,826,566
Series B sponsored ADR	448,700	24,131,086
Scandinavian Tobacco Group A/S	205,820	3,373,352

TOTAL DENMARK		36,290,642

France - 9.1%
AXA SA	114,920	2,272,269
AXA SA sponsored ADR	116,600	2,345,992
BNP Paribas SA	181,503	7,959,910
Compagnie de St. Gobain	129,000	4,889,822
Havas SA	1,720,878	13,272,793
Iliad SA	15,568	3,142,622
Ipsen SA	101,200	6,200,614
Orange SA (b)	397,500	6,463,552
Pernod Ricard SA (b)	143,500	15,887,801
Sanofi SA	201,643	16,753,051
Sanofi SA sponsored ADR	290,122	12,141,606
Societe Generale Series A	116,451	3,643,276
Total SA (b)	359,761	17,252,708
Ubisoft Entertainment SA (a)	165,143	6,016,314
Vivendi SA	700,400	13,103,588

TOTAL FRANCE		131,345,918

Germany - 5.1%
adidas AG	78,800	11,311,681
Allianz SE	32,185	4,591,430
Axel Springer Verlag AG	131,100	6,883,231
Bayer AG	56,778	5,702,493
CTS Eventim AG	265,368	8,112,163
Deutsche Boerse AG	75,400	6,194,469
Deutsche Telekom AG	517,900	8,831,372
E.ON AG	224,046	2,261,704
SAP AG	93,068	6,989,888
SAP AG sponsored ADR	95,500	7,164,410
Scout24 Holding GmbH (a)	80,300	2,984,802
Wirecard AG	66,100	2,911,435

TOTAL GERMANY		73,939,078

Hong Kong - 0.4%
Television Broadcasts Ltd.	1,688,600	5,796,062
India - 0.4%
Info Edge India Ltd.	415,996	5,104,697
Just Dial Ltd.	65,509	595,082

TOTAL INDIA		5,699,779

Ireland - 0.5%
Paddy Power PLC (Ireland)	67,280	7,070,884
Presbia PLC (a)	33,000	149,160

TOTAL IRELAND		7,220,044

Isle of Man - 1.8%
Gaming VC Holdings SA	1,868,300	14,029,219
Playtech Ltd.	1,095,050	11,649,643

TOTAL ISLE OF MAN		25,678,862

Italy - 2.1%
DiaSorin S.p.A.	101,200	6,188,683
Eni SpA	169,000	2,722,112
Eni SpA sponsored ADR (b)	67,900	2,196,565
Intesa Sanpaolo SpA	5,712,100	10,879,905
Mediaset SpA	2,282,800	7,983,072

TOTAL ITALY		29,970,337

Japan - 21.3%
Arc Land Sakamoto Co. Ltd.	393,200	4,366,064
Arcland Service Co. Ltd.	456,100	12,818,391
Asante, Inc.	1,200	17,006
Astellas Pharma, Inc.	1,644,700	25,792,749
COLOPL, Inc.	384,400	7,646,123
Daiwa Securities Group, Inc.	490,000	2,581,501
Dentsu, Inc.	337,200	15,806,535
East Japan Railway Co.	43,300	4,012,755
Fuji Media Holdings, Inc.	161,900	1,820,397
Fukuda Denshi Co. Ltd.	38,600	2,233,410
Hoya Corp.	343,000	12,250,586
Infomart Corp. (b)	105,400	965,165
Japan Tobacco, Inc.	319,800	12,888,645
Kakaku.com, Inc.	90,200	1,792,246
Keyence Corp.	12,720	8,679,219
Misumi Group, Inc.	952,800	17,202,533
Mitsubishi UFJ Financial Group, Inc.	1,778,900	7,974,548
MS&AD Insurance Group Holdings, Inc.	127,100	3,293,177
Nakanishi, Inc.	42,600	1,254,086
NEXT Co. Ltd. (b)	2,180,000	19,511,357
Nintendo Co. Ltd.	45,700	6,567,054
Olympus Corp.	300,700	11,228,619
ORIX Corp.	1,140,600	14,759,896
Rakuten, Inc.	1,449,400	15,730,827
Recruit Holdings Co. Ltd.	428,800	15,665,830
San-A Co. Ltd.	158,300	7,811,680
SoftBank Corp.	99,100	5,604,311
Sony Corp.	115,100	3,391,074
Sony Corp. sponsored ADR	417,400	12,250,690
Sumitomo Mitsui Financial Group, Inc.	181,600	5,243,711
Sundrug Co. Ltd.	24,300	2,281,648
Tokio Marine Holdings, Inc.	136,600	4,547,562
Welcia Holdings Co. Ltd. (b)	353,700	22,361,740
Zojirushi Thermos (b)	837,900	15,921,430

TOTAL JAPAN		306,272,565

Korea (South) - 0.8%
LG Household & Health Care Ltd.	3,868	3,775,203
Medy-Tox, Inc.	10,925	4,129,698
NAVER Corp.	5,630	3,485,924

TOTAL KOREA (SOUTH)		11,390,825

Malta - 0.6%
Kambi Group PLC (a)(b)	453,700	6,577,307
Unibet Group PLC unit	174,413	1,602,286

TOTAL MALTA		8,179,593

Mauritius - 0.1%
MakeMyTrip Ltd. (a)(b)	129,300	1,921,398
Netherlands - 1.6%
AEGON NV	259,400	1,027,827
Arcadis NV	283,300	4,251,251
ASML Holding NV	23,311	2,312,684
ING Groep NV (Certificaten Van Aandelen)	525,384	5,435,577
Koninklijke Wessanen NV	1,003,600	10,561,804

TOTAL NETHERLANDS		23,589,143

New Zealand - 1.7%
EBOS Group Ltd.	225,407	2,632,988
Ryman Healthcare Group Ltd.	561,021	3,737,309
Trade Maine Group Ltd.	5,399,772	17,850,674

TOTAL NEW ZEALAND		24,220,971

Norway - 1.6%
Schibsted ASA:
(A Shares) (b)	187,700	5,626,468
(B Shares)	187,700	5,370,109
Statoil ASA	106,200	1,834,973
Statoil ASA sponsored ADR (b)	599,700	10,380,807

TOTAL NORWAY		23,212,357

Philippines - 0.1%
Melco Crown Philippines Resort (a)	21,149,500	1,709,669
South Africa - 1.7%
Naspers Ltd. Class N	163,100	24,904,567
Spain - 1.7%
Atresmedia Corporacion de Medios de Comunicacion SA	1,229,400	12,016,651
Banco Bilbao Vizcaya Argentaria SA	576,993	3,305,855
Banco Santander SA (Spain)	562,204	2,181,733
Mediaset Espana Comunicacion SA	638,915	7,212,465

TOTAL SPAIN		24,716,704

Sweden - 1.9%
Getinge AB (B Shares)	238,200	4,917,878
Nordea Bank AB	909,600	7,716,725
Svenska Cellulosa AB (SCA) (B Shares)	382,100	12,277,128
Swedbank AB (A Shares)	102,432	2,151,388

TOTAL SWEDEN		27,063,119

Switzerland - 5.3%
Credit Suisse Group AG	284,033	3,025,639
Julius Baer Group Ltd.	55,980	2,253,101
Nestle SA	486,746	37,712,265
Roche Holding AG (participation certificate)	29,842	7,874,702
Syngenta AG (Switzerland)	48,261	18,524,917
UBS Group AG	591,162	7,670,678

TOTAL SWITZERLAND		77,061,302

United Kingdom - 13.9%
AstraZeneca PLC (United Kingdom)	169,819	10,152,378
BHP Billiton PLC	339,952	4,302,752
BP PLC	1,531,593	8,965,207
Brammer PLC (b)	174,700	140,379
Dechra Pharmaceuticals PLC	159,300	2,488,934
Diageo PLC	682,048	19,053,463
Dignity PLC	29,760	1,021,783
GlaxoSmithKline PLC	301,500	6,474,716
Howden Joinery Group PLC	3,168,300	16,272,597
HSBC Holdings PLC:
(United Kingdom)	1,550,020	9,603,231
sponsored ADR	284,232	8,899,304
Johnson Matthey PLC	84,053	3,152,595
JUST EAT Ltd. (a)	600,162	3,426,048
LivaNova PLC (a)	46,326	2,299,318
Lloyds Banking Group PLC	15,301,344	11,082,627
M&C Saatchi PLC	721,800	2,745,319
Micro Focus International PLC	47,300	1,020,453
Moneysupermarket.com Group PLC	667,200	2,417,316
Rio Tinto PLC	168,115	5,222,752
Royal Dutch Shell PLC:
Class A (United Kingdom)	559,388	15,363,685
Class B (United Kingdom)	351,684	9,716,531
Shawbrook Group PLC (a)	1,328,700	3,023,309
Softcat PLC	221,900	986,627
SThree PLC	322,600	1,074,695
SuperGroup PLC	372,115	6,296,901
Ted Baker PLC	159,700	5,190,086
Topps Tiles PLC	724,968	1,029,159
Virgin Money Holdings Uk PLC	1,374,200	4,610,296
Vodafone Group PLC	6,441,000	19,637,701
Zoopla Property Group PLC	4,145,000	14,766,031

TOTAL UNITED KINGDOM		200,436,193

United States of America - 10.9%
Alphabet, Inc.:
Class A	16,100	11,326,833
Class C (a)	11,136	7,707,226
BlackRock, Inc. Class A	27,900	9,556,587
Boston Beer Co., Inc. Class A (a)	20,900	3,574,527
Dave & Buster's Entertainment, Inc. (a)	61,125	2,860,039
Dunkin' Brands Group, Inc.	83,500	3,642,270
eBay, Inc. (a)	158,600	3,712,826
Electronic Arts, Inc. (a)	68,600	5,197,136
Facebook, Inc. Class A (a)	139,400	15,930,632
Molson Coors Brewing Co. Class B	33,000	3,337,290
Monsanto Co.	64,203	6,639,232
Monster Beverage Corp.	37,600	6,042,696
PayPal Holdings, Inc. (a)	242,400	8,850,024
Priceline Group, Inc. (a)	15,060	18,801,055
Sprouts Farmers Market LLC (a)	556,200	12,736,980
Tiffany & Co., Inc.	56,200	3,407,968
TripAdvisor, Inc. (a)	40,700	2,617,010
Visa, Inc. Class A	252,800	18,750,176
World Wrestling Entertainment, Inc. Class A (b)	317,800	5,850,698
Zillow Group, Inc.:
Class A (a)(b)	82,100	3,008,965
Class C (a)(b)	115,800	4,201,224

TOTAL UNITED STATES OF AMERICA		157,751,394

TOTAL COMMON STOCKS
(Cost $1,275,980,892)		1,363,560,998

Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Sartorius AG (non-vtg.)	116,800	8,630,526
Volkswagen AG	56,000	6,782,739
TOTAL GERMANY
(Cost $10,448,771)		15,413,265

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.43% (c)	50,346,824	50,346,824
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	50,107,692	50,107,692
TOTAL MONEY MARKET FUNDS
(Cost $100,454,516)		100,454,516
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $1,386,884,179)		1,479,428,779
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(38,014,594)
NET ASSETS - 100%		$1,441,414,185

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,322
Fidelity Securities Lending Cash Central Fund	824,127
Total	$866,449

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$346,436,836	$73,477,750	$272,959,086	$--
Consumer Staples	170,302,870	25,691,493	144,611,377	--
Energy	68,432,588	12,577,372	55,855,216	--
Financials	173,204,899	20,801,883	152,403,016	--
Health Care	196,747,522	42,792,149	153,955,373	--
Industrials	94,982,933	--	94,982,933	--
Information Technology	234,178,938	111,121,713	123,057,225	--
Materials	48,746,415	6,639,232	42,107,183	--
Telecommunication Services	43,679,558	--	43,679,558	--
Utilities	2,261,704	--	2,261,704	--
Money Market Funds	100,454,516	100,454,516	--	--
Total Investments in Securities:	$1,479,428,779	$393,556,108	$1,085,872,671	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$202,233,091
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $48,953,122) — See accompanying schedule: Unaffiliated issuers (cost $1,286,429,663)	$1,378,974,263
Fidelity Central Funds (cost $100,454,516)	100,454,516
Total Investments (cost $1,386,884,179)		$1,479,428,779
Receivable for investments sold		18,574,190
Receivable for fund shares sold		1,631,334
Dividends receivable		4,054,972
Distributions receivable from Fidelity Central Funds		137,696
Other receivables		164,089
Total assets		1,503,991,060
Liabilities
Payable to custodian bank	$2,291,844
Payable for investments purchased	8,452,592
Payable for fund shares redeemed	546,716
Accrued management fee	829,639
Distribution and service plan fees payable	77,759
Other affiliated payables	158,537
Other payables and accrued expenses	112,096
Collateral on securities loaned, at value	50,107,692
Total liabilities		62,576,875
Net Assets		$1,441,414,185
Net Assets consist of:
Paid in capital		$1,486,115,680
Undistributed net investment income		17,958,645
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(154,907,599)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		92,247,459
Net Assets		$1,441,414,185
Initial Class:
Net Asset Value, offering price and redemption price per share ($707,383,235 ÷ 39,702,369 shares)		$17.82
Service Class:
Net Asset Value, offering price and redemption price per share ($121,801,401 ÷ 6,867,763 shares)		$17.74
Service Class 2:
Net Asset Value, offering price and redemption price per share ($312,661,230 ÷ 17,721,674 shares)		$17.64
Investor Class:
Net Asset Value, offering price and redemption price per share ($299,568,319 ÷ 16,872,409 shares)		$17.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$26,630,059
Income from Fidelity Central Funds		866,449
Income before foreign taxes withheld		27,496,508
Less foreign taxes withheld		(2,440,471)
Total income		25,056,037
Expenses
Management fee	$4,939,877
Transfer agent fees	606,093
Distribution and service plan fees	464,879
Accounting and security lending fees	336,216
Custodian fees and expenses	64,685
Independent trustees' fees and expenses	3,298
Depreciation in deferred trustee compensation account	(61)
Audit	43,039
Legal	1,299
Miscellaneous	6,347
Total expenses before reductions	6,465,672
Expense reductions	(51,883)	6,413,789
Net investment income (loss)		18,642,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,092,477)
Foreign currency transactions	144,286
Total net realized gain (loss)		(3,948,191)
Change in net unrealized appreciation (depreciation) on: Investment securities	(117,519,863)
Assets and liabilities in foreign currencies	(108,945)
Total change in net unrealized appreciation (depreciation)		(117,628,808)
Net gain (loss)		(121,576,999)
Net increase (decrease) in net assets resulting from operations		$(102,934,751)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,642,248	$22,548,726
Net realized gain (loss)	(3,948,191)	35,841,625
Change in net unrealized appreciation (depreciation)	(117,628,808)	(1,443,891)
Net increase (decrease) in net assets resulting from operations	(102,934,751)	56,946,460
Distributions to shareholders from net investment income	–	(20,746,591)
Distributions to shareholders from net realized gain	–	(1,618,331)
Total distributions	–	(22,364,922)
Share transactions - net increase (decrease)	(14,011,514)	(66,061,658)
Redemption fees	–	3,391
Total increase (decrease) in net assets	(116,946,265)	(31,476,729)
Net Assets
Beginning of period	1,558,360,450	1,589,837,179
End of period	$1,441,414,185	$1,558,360,450
Other Information
Undistributed net investment income end of period	$17,958,645	$–
Distributions in excess of net investment income end of period	$–	$(683,603)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Overseas Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.08	$18.70	$20.64	$16.09	$13.63	$16.77
Income from Investment Operations
Net investment income (loss)A	.24	.29	.32B	.25	.29	.26
Net realized and unrealized gain (loss)	(1.50)	.38	(1.98)	4.63	2.53	(3.14)
Total from investment operations	(1.26)	.67	(1.66)	4.88	2.82	(2.88)
Distributions from net investment income	–	(.27)	(.27)	(.26)	(.30)C	(.23)
Distributions from net realized gain	–	(.02)	(.01)	(.07)	(.06)C	(.03)
Total distributions	–	(.29)	(.28)	(.33)	(.36)	(.26)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$17.82	$19.08	$18.70	$20.64	$16.09	$13.63
Total ReturnE,F,G	(6.60)%	3.62%	(8.08)%	30.44%	20.74%	(17.16)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.80%	.82%	.84%	.85%	.85%
Expenses net of fee waivers, if any	.80%J	.80%	.82%	.84%	.85%	.85%
Expenses net of all reductions	.79%J	.80%	.82%	.83%	.83%	.83%
Net investment income (loss)	2.62%J	1.46%	1.62%B	1.41%	1.94%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$707,383	$758,522	$726,566	$829,382	$659,258	$598,862
Portfolio turnover rateK	36%J	29%	39%	34%	41%	45%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.24%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Overseas Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.00	$18.63	$20.56	$16.02	$13.58	$16.70
Income from Investment Operations
Net investment income (loss)A	.23	.27	.30B	.24	.28	.24
Net realized and unrealized gain (loss)	(1.49)	.37	(1.97)	4.61	2.50	(3.12)
Total from investment operations	(1.26)	.64	(1.67)	4.85	2.78	(2.88)
Distributions from net investment income	–	(.25)	(.25)	(.24)	(.29)C	(.21)
Distributions from net realized gain	–	(.02)	(.01)	(.07)	(.06)C	(.03)
Total distributions	–	(.27)	(.26)	(.31)	(.34)D	(.24)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$17.74	$19.00	$18.63	$20.56	$16.02	$13.58
Total ReturnF,G,H	(6.63)%	3.49%	(8.16)%	30.38%	20.54%	(17.23)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.90%K	.90%	.92%	.94%	.95%	.95%
Expenses net of fee waivers, if any	.90%K	.90%	.92%	.94%	.95%	.95%
Expenses net of all reductions	.89%K	.90%	.92%	.93%	.93%	.93%
Net investment income (loss)	2.52%K	1.36%	1.52%B	1.31%	1.84%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$121,801	$138,766	$100,058	$118,920	$110,468	$108,921
Portfolio turnover rateL	36%K	29%	39%	34%	41%	45%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.059 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Overseas Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.92	$18.55	$20.47	$15.95	$13.52	$16.62
Income from Investment Operations
Net investment income (loss)A	.21	.24	.27B	.21	.25	.21
Net realized and unrealized gain (loss)	(1.49)	.38	(1.96)	4.59	2.50	(3.09)
Total from investment operations	(1.28)	.62	(1.69)	4.80	2.75	(2.88)
Distributions from net investment income	–	(.23)	(.22)	(.21)	(.26)C	(.19)
Distributions from net realized gain	–	(.02)	(.01)	(.07)	(.06)C	(.03)
Total distributions	–	(.25)	(.23)	(.28)	(.32)	(.22)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$17.64	$18.92	$18.55	$20.47	$15.95	$13.52
Total ReturnE,F,G	(6.77)%	3.35%	(8.30)%	30.17%	20.38%	(17.34)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.05%J	1.05%	1.07%	1.09%	1.10%	1.10%
Expenses net of fee waivers, if any	1.05%J	1.05%	1.07%	1.09%	1.10%	1.10%
Expenses net of all reductions	1.04%J	1.05%	1.07%	1.08%	1.08%	1.08%
Net investment income (loss)	2.37%J	1.21%	1.37%B	1.16%	1.69%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$312,661	$345,818	$266,860	$316,863	$349,364	$342,206
Portfolio turnover rateK	36%J	29%	39%	34%	41%	45%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Overseas Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
June 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.02	$18.64	$20.58	$16.04	$13.60	$16.73
Income from Investment Operations
Net investment income (loss)A	.23	.27	.30B	.24	.28	.24
Net realized and unrealized gain (loss)	(1.50)	.39	(1.98)	4.62	2.51	(3.12)
Total from investment operations	(1.27)	.66	(1.68)	4.86	2.79	(2.88)
Distributions from net investment income	–	(.26)	(.26)	(.25)	(.29)C	(.22)
Distributions from net realized gain	–	(.02)	(.01)	(.07)	(.06)C	(.03)
Total distributions	–	(.28)	(.26)D	(.32)	(.35)	(.25)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$17.75	$19.02	$18.64	$20.58	$16.04	$13.60
Total ReturnF,G,H	(6.68)%	3.55%	(8.17)%	30.40%	20.54%	(17.22)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.88%K	.88%	.90%	.92%	.93%	.93%
Expenses net of fee waivers, if any	.88%K	.88%	.90%	.92%	.93%	.93%
Expenses net of all reductions	.87%K	.88%	.90%	.91%	.92%	.91%
Net investment income (loss)	2.54%K	1.38%	1.54%B	1.33%	1.85%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$299,568	$315,254	$279,760	$294,173	$175,442	$152,810
Portfolio turnover rateL	36%K	29%	39%	34%	41%	45%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Initial Class R shares, Service Class R shares and Service Class 2R shares during the period April 24, 2002 through April 30, 2015, and all outstanding shares were converted to Initial Class shares, Service Class shares and Service Class 2 shares, respectively, by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$250,614,137
Gross unrealized depreciation	(165,250,486)
Net unrealized appreciation (depreciation) on securities	$85,363,651
Tax cost	$1,394,065,128

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(126,377,448)

The Fund elected to defer to its next fiscal year approximately $9,657,386 of capital losses recognized during the period November 1, 2015 to December 31, 2015. The Fund elected to defer to its next fiscal year $637,045 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $263,079,454 and $314,014,554, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$63,646
Service Class 2	401,233
$464,879

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Initial Class	$236,803
Service Class	42,006
Service Class 2	105,926
Investor Class	221,358
$606,093

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $239 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,327 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,835,057. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $824,127, including $16,707 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $46,171 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $134.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,578.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$10,645,043
Service Class	–	1,840,695
Service Class 2	–	4,088,796
Investor Class	–	4,172,057
Total	$–	$20,746,591
From net realized gain
Initial Class	$–	$785,612
Service Class	–	144,937
Service Class 2	–	361,840
Investor Class	–	325,942
Total	$–	$1,618,331

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	2,977,664	9,063,043	$53,329,307	$182,497,361
Reinvestment of distributions	–	613,233	–	11,430,655
Shares redeemed	(3,030,532)	(8,771,356)	(54,782,381)	(174,181,200)
Net increase (decrease)	(52,868)	904,920	$(1,453,074)	$19,746,816
Service Class
Shares sold	168,880	2,965,603	$3,025,201	$60,107,210
Reinvestment of distributions	–	106,927	–	1,985,632
Shares redeemed	(604,222)	(1,140,788)	(10,858,973)	(22,409,012)
Net increase (decrease)	(435,342)	1,931,742	$(7,833,772)	$39,683,830
Service Class 2
Shares sold	806,643	6,660,917	$14,359,368	$133,919,046
Reinvestment of distributions	–	240,705	–	4,450,636
Shares redeemed	(1,366,460)	(3,009,141)	(24,328,674)	(59,124,422)
Net increase (decrease)	(559,817)	3,892,481	$(9,969,306)	$79,245,260
Initial Class R
Shares sold	–	117,551	$–	$2,308,647
Shares redeemed	–	(4,732,077)	–	(96,399,349)
Net increase (decrease)	–	(4,614,526)	$–	$(94,090,702)
Service Class R
Shares sold	–	43,058	$–	$836,703
Shares redeemed	–	(2,477,682)	–	(50,310,170)
Net increase (decrease)	–	(2,434,624)	$–	$(49,473,467)
Service Class 2R
Shares sold	–	254,618	$–	$4,813,983
Shares redeemed	–	(4,899,430)	–	(98,164,277)
Net increase (decrease)	–	(4,644,812)	$–	$(93,350,294)
Investor Class
Shares sold	1,575,052	3,717,774	$28,200,156	$74,571,611
Reinvestment of distributions	–	241,958	–	4,497,999
Shares redeemed	(1,277,007)	(2,390,169)	(22,955,518)	(46,892,711)
Net increase (decrease)	298,045	1,569,563	$5,244,638	$32,176,899

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 17% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.80%
Actual		$1,000.00	$934.00	$3.85
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Service Class	.90%
Actual		$1,000.00	$933.70	$4.33
Hypothetical-C		$1,000.00	$1,020.39	$4.52
Service Class 2	1.05%
Actual		$1,000.00	$932.30	$5.04
Hypothetical-C		$1,000.00	$1,019.64	$5.27

Investor Class	.88%
Actual		$1,000.00	$933.20	$4.23
Hypothetical-C		$1,000.00	$1,020.49	$4.42

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPOVRS-SANN-0816
1.705696.118

Fidelity® Variable Insurance Products: Value Portfolio Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.1	3.0
Chevron Corp.	2.9	2.8
Procter & Gamble Co.	2.8	2.5
JPMorgan Chase & Co.	2.8	3.9
Citigroup, Inc.	2.1	2.6
Qualcomm, Inc.	1.8	1.6
CVS Health Corp.	1.7	0.0
Chubb Ltd.	1.7	2.1
Walgreens Boots Alliance, Inc.	1.6	1.1
Sempra Energy	1.6	1.1
	22.1

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.8	33.9
Health Care	12.1	10.6
Energy	11.2	10.9
Information Technology	9.9	9.0
Industrials	8.1	11.3

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 20.2%

As of December 31, 2015*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 22.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.9%
Delphi Automotive PLC	47,000	$2,942,200
Diversified Consumer Services - 1.3%
H&R Block, Inc.	40,412	929,476
Houghton Mifflin Harcourt Co. (a)	209,200	3,269,796
		4,199,272
Hotels, Restaurants & Leisure - 1.5%
Extended Stay America, Inc. unit	155,600	2,326,220
Wyndham Worldwide Corp.	37,600	2,678,248
		5,004,468
Media - 3.7%
Charter Communications, Inc. Class A	13,894	3,176,724
Omnicom Group, Inc.	40,000	3,259,600
Time Warner, Inc.	38,400	2,823,936
Twenty-First Century Fox, Inc. Class A	101,900	2,756,395
		12,016,655

TOTAL CONSUMER DISCRETIONARY		24,162,595

CONSUMER STAPLES - 7.7%
Food & Staples Retailing - 4.0%
CVS Health Corp.	57,700	5,524,198
Safeway, Inc.:
rights (a)	4,600	0
rights (a)	4,600	828
Walgreens Boots Alliance, Inc.	63,100	5,254,337
Whole Foods Market, Inc. (b)	75,000	2,401,500
		13,180,863
Food Products - 0.9%
Darling International, Inc. (a)	200,700	2,990,430
Household Products - 2.8%
Procter & Gamble Co.	109,100	9,237,497

TOTAL CONSUMER STAPLES		25,408,790

ENERGY - 11.2%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	63,000	2,843,190
Dril-Quip, Inc. (a)	60,800	3,552,544
SBM Offshore NV	136,300	1,579,594
		7,975,328
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	30,800	1,640,100
Apache Corp.	57,600	3,206,592
Cheniere Energy, Inc. (a)	62,000	2,328,100
Chevron Corp.	92,292	9,674,970
ConocoPhillips Co.	94,200	4,107,120
Lundin Petroleum AB (a)	189,000	3,444,170
Suncor Energy, Inc.	109,000	3,023,770
Teekay LNG Partners LP	128,000	1,440,000
		28,864,822

TOTAL ENERGY		36,840,150

FINANCIALS - 30.8%
Banks - 7.0%
Barclays PLC sponsored ADR (b)	297,590	2,261,684
Citigroup, Inc.	164,447	6,970,908
JPMorgan Chase & Co.	146,116	9,079,648
U.S. Bancorp	119,047	4,801,166
		23,113,406
Capital Markets - 3.8%
Ares Capital Corp. (b)	133,657	1,897,929
BlackRock, Inc. Class A	10,768	3,688,363
E*TRADE Financial Corp. (a)	58,221	1,367,611
KKR & Co. LP	92,400	1,140,216
Legg Mason, Inc.	96,500	2,845,785
The Blackstone Group LP	65,500	1,607,370
		12,547,274
Consumer Finance - 4.5%
Capital One Financial Corp.	59,500	3,778,845
Discover Financial Services	92,500	4,957,075
OneMain Holdings, Inc. (a)	91,400	2,085,748
Synchrony Financial	153,800	3,888,064
		14,709,732
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	70,300	10,178,738
Insurance - 5.6%
Allstate Corp.	44,100	3,084,795
Brown & Brown, Inc.	89,900	3,368,553
Chubb Ltd.	41,600	5,437,536
FNF Group	73,100	2,741,250
The Travelers Companies, Inc.	30,600	3,642,624
		18,274,758
Real Estate Investment Trusts - 5.7%
American Tower Corp.	29,700	3,374,217
Equity Lifestyle Properties, Inc.	51,200	4,098,560
Essex Property Trust, Inc.	15,000	3,421,350
Extra Space Storage, Inc.	34,700	3,211,138
Outfront Media, Inc.	194,500	4,701,065
		18,806,330
Real Estate Management & Development - 1.1%
Realogy Holdings Corp. (a)	127,500	3,700,050

TOTAL FINANCIALS		101,330,288

HEALTH CARE - 12.1%
Biotechnology - 2.1%
Gilead Sciences, Inc.	47,500	3,962,450
United Therapeutics Corp. (a)	27,600	2,923,392
		6,885,842
Health Care Equipment & Supplies - 1.5%
Medtronic PLC	57,600	4,997,952
Health Care Providers & Services - 2.4%
Laboratory Corp. of America Holdings (a)	35,300	4,598,531
McKesson Corp.	18,200	3,397,030
		7,995,561
Pharmaceuticals - 6.1%
Endo International PLC (a)	189,700	2,957,423
GlaxoSmithKline PLC sponsored ADR	87,000	3,770,580
Jazz Pharmaceuticals PLC (a)	35,274	4,984,569
Novartis AG sponsored ADR	33,000	2,722,830
Sanofi SA sponsored ADR	50,500	2,113,425
Teva Pharmaceutical Industries Ltd. sponsored ADR	69,400	3,485,962
		20,034,789

TOTAL HEALTH CARE		39,914,144

INDUSTRIALS - 8.1%
Aerospace & Defense - 2.0%
Curtiss-Wright Corp.	19,800	1,668,150
General Dynamics Corp.	23,600	3,286,064
Rolls-Royce Group PLC	152,400	1,454,654
		6,408,868
Construction & Engineering - 1.3%
AECOM (a)	135,885	4,317,066
Electrical Equipment - 2.0%
Eaton Corp. PLC	74,400	4,443,912
Regal Beloit Corp.	40,400	2,224,020
		6,667,932
Machinery - 0.9%
Allison Transmission Holdings, Inc.	20,723	585,010
Deere & Co.	27,500	2,228,600
		2,813,610
Road & Rail - 1.0%
Herc Holdings, Inc. (a)	158,900	1,759,023
Swift Transporation Co. (a)	106,900	1,647,329
		3,406,352
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	89,700	3,013,023

TOTAL INDUSTRIALS		26,626,851

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 1.5%
CommScope Holding Co., Inc. (a)	83,700	2,597,211
Harris Corp.	27,700	2,311,288
		4,908,499
Electronic Equipment & Components - 2.3%
Flextronics International Ltd. (a)	127,100	1,499,780
Jabil Circuit, Inc.	168,600	3,114,042
TE Connectivity Ltd.	50,000	2,855,500
		7,469,322
Internet Software & Services - 1.2%
eBay, Inc. (a)	164,700	3,855,627
IT Services - 1.0%
Computer Sciences Corp.	64,600	3,207,390
Semiconductors & Semiconductor Equipment - 3.2%
Maxim Integrated Products, Inc.	58,200	2,077,158
NXP Semiconductors NV (a)	33,900	2,655,726
Qualcomm, Inc.	108,700	5,823,059
		10,555,943
Technology Hardware, Storage & Peripherals - 0.7%
EMC Corp.	93,500	2,540,395

TOTAL INFORMATION TECHNOLOGY		32,537,176

MATERIALS - 5.3%
Chemicals - 3.5%
CF Industries Holdings, Inc.	111,300	2,682,330
Eastman Chemical Co.	55,800	3,788,820
The Dow Chemical Co.	99,400	4,941,174
		11,412,324
Containers & Packaging - 0.9%
Ball Corp. (b)	40,800	2,949,432
Metals & Mining - 0.9%
Compass Minerals International, Inc.	41,000	3,041,790

TOTAL MATERIALS		17,403,546

TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
Vodafone Group PLC sponsored ADR	155,400	4,800,306
UTILITIES - 5.1%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	58,200	4,079,238
Edison International	51,307	3,985,015
NextEra Energy, Inc.	26,300	3,429,520
		11,493,773
Multi-Utilities - 1.6%
Sempra Energy	45,500	5,187,910

TOTAL UTILITIES		16,681,683

TOTAL COMMON STOCKS
(Cost $318,275,784)		325,705,529

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC
(Cost $16,909)	11,573,000	15,407

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.43% (c)	35	35
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	5,584,016	5,584,016
TOTAL MONEY MARKET FUNDS
(Cost $5,584,051)		5,584,051
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $323,876,744)		331,304,987
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,771,168)
NET ASSETS - 100%		$328,533,819

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,876
Fidelity Securities Lending Cash Central Fund	25,504
Total	$36,380

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,162,595	$24,162,595	$--	$--
Consumer Staples	25,408,790	25,407,962	--	828
Energy	36,840,150	31,816,386	5,023,764	--
Financials	101,330,288	101,330,288	--	--
Health Care	39,914,144	39,914,144	--	--
Industrials	26,642,258	25,187,604	1,454,654	--
Information Technology	32,537,176	32,537,176	--	--
Materials	17,403,546	17,403,546	--	--
Telecommunication Services	4,800,306	4,800,306	--	--
Utilities	16,681,683	16,681,683	--	--
Money Market Funds	5,584,051	5,584,051	--	--
Total Investments in Securities:	$331,304,987	$324,825,741	$6,478,418	$828

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.8%
Ireland	5.2%
United Kingdom	3.9%
Switzerland	3.4%
Netherlands	2.2%
Israel	1.1%
Sweden	1.1%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,383,035) — See accompanying schedule: Unaffiliated issuers (cost $318,292,693)	$325,720,936
Fidelity Central Funds (cost $5,584,051)	5,584,051
Total Investments (cost $323,876,744)		$331,304,987
Cash		17
Receivable for investments sold		8,168,613
Receivable for fund shares sold		215,313
Dividends receivable		552,999
Distributions receivable from Fidelity Central Funds		5,777
Other receivables		8,805
Total assets		340,256,511
Liabilities
Payable for investments purchased	$103,270
Payable for fund shares redeemed	45,797
Accrued management fee	151,475
Distribution and service plan fees payable	1,756
Notes payable to affiliates	5,767,000
Other affiliated payables	42,070
Other payables and accrued expenses	27,308
Collateral on securities loaned, at value	5,584,016
Total liabilities		11,722,692
Net Assets		$328,533,819
Net Assets consist of:
Paid in capital		$321,044,839
Undistributed net investment income		2,159,582
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,099,349)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,428,747
Net Assets		$328,533,819
Initial Class:
Net Asset Value, offering price and redemption price per share ($129,081,313 ÷ 9,501,393 shares)		$13.59
Service Class:
Net Asset Value, offering price and redemption price per share ($409,687 ÷ 30,183 shares)		$13.57
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,347,800 ÷ 622,443 shares)		$13.41
Investor Class:
Net Asset Value, offering price and redemption price per share ($190,695,019 ÷ 14,061,181 shares)		$13.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$3,271,216
Income from Fidelity Central Funds		36,380
Total income		3,307,596
Expenses
Management fee	$846,939
Transfer agent fees	172,124
Distribution and service plan fees	10,442
Accounting and security lending fees	60,786
Custodian fees and expenses	5,985
Independent trustees' fees and expenses	674
Audit	41,440
Legal	3,401
Interest	240
Miscellaneous	1,051
Total expenses before reductions	1,143,082
Expense reductions	(3,851)	1,139,231
Net investment income (loss)		2,168,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,076,182)
Foreign currency transactions	(7,214)
Total net realized gain (loss)		(1,083,396)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,913,089
Assets and liabilities in foreign currencies	966
Total change in net unrealized appreciation (depreciation)		4,914,055
Net gain (loss)		3,830,659
Net increase (decrease) in net assets resulting from operations		$5,999,024

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,168,365	$4,201,165
Net realized gain (loss)	(1,083,396)	30,069,901
Change in net unrealized appreciation (depreciation)	4,914,055	(37,645,787)
Net increase (decrease) in net assets resulting from operations	5,999,024	(3,374,721)
Distributions to shareholders from net investment income	–	(4,173,016)
Distributions to shareholders from net realized gain	(992,885)	(46,078,638)
Total distributions	(992,885)	(50,251,654)
Share transactions - net increase (decrease)	14,048,164	70,164,250
Total increase (decrease) in net assets	19,054,303	16,537,875
Net Assets
Beginning of period	309,479,516	292,941,641
End of period	$328,533,819	$309,479,516
Other Information
Undistributed net investment income end of period	$2,159,582	$–
Distributions in excess of net investment income end of period	$–	$(8,783)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$16.04	$15.18	$12.60	$10.60	$11.00
Income from Investment Operations
Net investment income (loss)A	.10	.21	.24B	.19	.20	.12
Net realized and unrealized gain (loss)	.17	(.35)	1.47	3.84	2.01	(.40)
Total from investment operations	.27	(.14)	1.71	4.03	2.21	(.28)
Distributions from net investment income	–	(.21)	(.22)	(.17)	(.21)	(.12)
Distributions from net realized gain	(.04)	(2.33)	(.63)	(1.27)	–	–
Total distributions	(.04)	(2.54)	(.85)	(1.45)C	(.21)	(.12)
Net asset value, end of period	$13.59	$13.36	$16.04	$15.18	$12.60	$10.60
Total ReturnD,E,F	2.08%	(.75)%	11.41%	32.46%	20.91%	(2.51)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.69%	.69%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.69%I	.69%	.69%	.70%	.72%	.72%
Expenses net of all reductions	.69%I	.68%	.69%	.70%	.71%	.72%
Net investment income (loss)	1.46%I	1.35%	1.54%B	1.27%	1.70%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$129,081	$129,151	$130,678	$115,004	$82,711	$82,980
Portfolio turnover rateJ	72%I	78%K	53%	96%	106%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%.

 C Total distributions of $1.45 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $1.274 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.36	$16.04	$15.18	$12.60	$10.60	$10.99
Income from Investment Operations
Net investment income (loss)A	.09	.19	.23B	.17	.19	.12
Net realized and unrealized gain (loss)	.16	(.34)	1.47	3.84	2.01	(.40)
Total from investment operations	.25	(.15)	1.70	4.01	2.20	(.28)
Distributions from net investment income	–	(.20)	(.21)	(.15)	(.20)	(.11)
Distributions from net realized gain	(.04)	(2.33)	(.63)	(1.27)	–	–
Total distributions	(.04)	(2.53)	(.84)	(1.43)C	(.20)	(.11)
Net asset value, end of period	$13.57	$13.36	$16.04	$15.18	$12.60	$10.60
Total ReturnD,E,F	1.93%	(.82)%	11.31%	32.29%	20.80%	(2.55)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.78%	.79%	.80%	.81%	.81%
Expenses net of fee waivers, if any	.79%I	.78%	.79%	.80%	.81%	.81%
Expenses net of all reductions	.79%I	.78%	.79%	.79%	.80%	.81%
Net investment income (loss)	1.36%I	1.25%	1.44%B	1.18%	1.61%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$410	$520	$230	$214	$211	$194
Portfolio turnover rateJ	72%I	78%K	53%	96%	106%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%.

 C Total distributions of $1.43 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $1.274 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$15.89	$15.05	$12.50	$10.52	$10.90
Income from Investment Operations
Net investment income (loss)A	.08	.17	.20B	.15	.17	.10
Net realized and unrealized gain (loss)	.16	(.34)	1.45	3.81	1.99	(.39)
Total from investment operations	.24	(.17)	1.65	3.96	2.16	(.29)
Distributions from net investment income	–	(.18)	(.18)	(.14)	(.18)	(.09)
Distributions from net realized gain	(.04)	(2.33)	(.63)	(1.27)	–	–
Total distributions	(.04)	(2.51)	(.81)	(1.41)	(.18)	(.09)
Net asset value, end of period	$13.41	$13.21	$15.89	$15.05	$12.50	$10.52
Total ReturnC,D,E	1.88%	(.97)%	11.11%	32.18%	20.55%	(2.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.93%	.94%	.96%	.98%	.98%
Expenses net of fee waivers, if any	.94%H	.93%	.94%	.96%	.98%	.97%
Expenses net of all reductions	.93%H	.93%	.94%	.95%	.97%	.97%
Net investment income (loss)	1.21%H	1.10%	1.29%B	1.01%	1.45%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$8,348	$9,026	$7,945	$5,831	$3,736	$3,202
Portfolio turnover rateI	72%H	78%J	53%	96%	106%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — VIP Value Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$16.02	$15.17	$12.59	$10.59	$10.99
Income from Investment Operations
Net investment income (loss)A	.09	.19	.23B	.18	.19	.12
Net realized and unrealized gain (loss)	.16	(.33)	1.46	3.84	2.01	(.41)
Total from investment operations	.25	(.14)	1.69	4.02	2.20	(.29)
Distributions from net investment income	–	(.20)	(.21)	(.16)	(.20)	(.11)
Distributions from net realized gain	(.04)	(2.33)	(.63)	(1.27)	–	–
Total distributions	(.04)	(2.53)	(.84)	(1.44)C	(.20)	(.11)
Net asset value, end of period	$13.56	$13.35	$16.02	$15.17	$12.59	$10.59
Total ReturnD,E,F	1.93%	(.76)%	11.28%	32.42%	20.83%	(2.59)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.77%	.78%	.80%	.80%
Expenses net of fee waivers, if any	.77%I	.76%	.77%	.78%	.80%	.80%
Expenses net of all reductions	.77%I	.76%	.77%	.78%	.79%	.80%
Net investment income (loss)	1.37%I	1.27%	1.46%B	1.19%	1.62%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$190,695	$170,782	$154,089	$110,911	$61,852	$58,025
Portfolio turnover rateJ	72%I	78%K	53%	96%	106%	79%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 C Total distributions of $1.44 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $1.274 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,743,156
Gross unrealized depreciation	(24,573,444)
Net unrealized appreciation (depreciation) on securities	$7,169,712
Tax cost	$324,135,275

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal Year of expiration
2016	$(803,334)

The Fund acquired $14,116,912 of capital loss carryforwards from VIP Value Leaders Portfolio when it merged into the Fund in April 2015. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $803,334 per year. As a result, at least $12,761,149 of these losses will expire unused and is not included in the table above.

The Fund elected to defer to its next fiscal year $8,783 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $125,466,584 and $111,496,419, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$232
Service Class 2	10,210
$10,442

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$41,556
Service Class	153
Service Class 2	2,695
Investor Class	127,720
$172,124

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,286 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,892,000.63%		$240

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $7,878.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $270 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25,504, including $1 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,739 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,112.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Initial Class	$–	$1,816,575
Service Class	–	7,794
Service Class 2	–	107,382
Investor Class	–	2,241,265
Total	$–	$4,173,016
From net realized gain
Initial Class	$415,407	$19,739,039
Service Class	1,673	67,825
Service Class 2	26,723	1,216,600
Investor Class	549,082	25,055,174
Total	$992,885	$46,078,638

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Initial Class
Shares sold	867,364	1,317,637	$11,425,700	$20,050,129
Issued in exchange for shares of VIP Value Leaders Portfolio	–	518,743	–	8,227,271
Reinvestment of distributions	34,134	1,563,434	415,407	21,555,614
Shares redeemed	(1,063,491)	(1,884,898)	(14,037,230)	(28,893,738)
Net increase (decrease)	(161,993)	1,514,916	$(2,196,123)	$20,939,276
Service Class
Shares sold	3	–	$42	$–
Issued in exchange for shares of VIP Value Leaders Portfolio	–	29,206	–	462,913
Reinvestment of distributions	138	5,626	1,673	75,619
Shares redeemed	(8,888)	(10,249)	(117,877)	(148,625)
Net increase (decrease)	(8,747)	24,583	$(116,162)	$389,907
Service Class 2
Shares sold	164,794	331,231	$2,116,863	$4,956,157
Issued in exchange for shares of VIP Value Leaders Portfolio	–	131,884	–	2,069,262
Reinvestment of distributions	2,223	98,130	26,723	1,323,982
Shares redeemed	(227,802)	(378,095)	(2,921,138)	(5,759,103)
Net increase (decrease)	(60,785)	183,150	$(777,552)	$2,590,298
Investor Class
Shares sold	2,102,773	2,099,947	$28,044,240	$32,108,962
Issued in exchange for shares of VIP Value Leaders Portfolio	–	1,374,869	–	21,764,182
Reinvestment of distributions	45,192	1,987,488	549,082	27,296,439
Shares redeemed	(882,243)	(2,286,249)	(11,455,321)	(34,924,814)
Net increase (decrease)	1,265,722	3,176,055	$17,138,001	$46,244,769

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 53% of the total outstanding shares of the Fund. In addition, at the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 12% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 43% of the total outstanding shares of the Fund.

12. Prior Fiscal Year Merger Information.

On April 24, 2015, the Fund acquired all of the assets and assumed all of the liabilities of VIP Value Leaders Portfolio ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $32,523,628, including securities of $32,509,381 and unrealized appreciation of $1,391,472 was combined with VIP Value Portfolio's net assets of $310,093,250 for total net assets after the acquisition of $342,616,878.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net Investment income (loss)	$4,840,725
Total net realized gain (loss)	32,367,941
Total change in net unrealized appreciation (depreciation)	(39,051,629)
Net increase (decrease) in net assets resulting from operations	$(1,842,963)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since April 24, 2015.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Initial Class	.69%
Actual		$1,000.00	$1,020.80	$3.47
Hypothetical-C		$1,000.00	$1,021.43	$3.47
Service Class	.79%
Actual		$1,000.00	$1,019.30	$3.97
Hypothetical-C		$1,000.00	$1,020.93	$3.97
Service Class 2.94%
Actual		$1,000.00	$1,018.80	$4.72
Hypothetical-C		$1,000.00	$1,020.19	$4.72
Investor Class	.77%
Actual		$1,000.00	$1,019.30	$3.87
Hypothetical-C		$1,000.00	$1,021.03	$3.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

VIPVAL-SANN-0816
1.761034.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 24, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 24, 2016